As filed with the Securities and Exchange Commission on February 16, 1996


                                                              File Nos. 2-90518
                                                                       811-4006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A


                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 17
                                      AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 18



                               LANDMARK FUNDS I *
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

      PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
          ROGER P. JOSEPH, BINGHAM, DANA & GOULD, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110



      It is proposed that this filing will become effective on April 16, 1996 pursuant to paragraph (a) of Rule 485, or such earlier date on which the Commission may declare this filing effective pursuant to subparagraph (3) of Rule 485(a).


      Asset Allocation Portfolios has also executed this Registration
Statement.

      Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value) under the Securities Act of 1933 and will file a Rule 24f-2 Notice on or prior to February 29, 1996 for Registrant's fiscal year ended December 31, 1995.


*This filing relates only to shares of CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500.




                                LANDMARK FUNDS I
    (CITISELECTSM FOLIO 200, CITISELECTSM FOLIO 300, CITISELECTSM FOLIO 400
                          AND CITISELECTSM FOLIO 500)

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET

N-1A       N-1A ITEM                                          LOCATION
ITEM NO.
PART A                                                        PROSPECTUS

Item 1.    Cover Page.................................        Cover Page
Item 2.    Synopsis...................................        Not Applicable
Item 3.    Condensed Financial Information............        Not Applicable
Item 4.    General Description of Registrant..........        Investment Information; General
                                                              Information; Appendix
Item 5.    Management of the Fund.....................        Management; Expenses
Item 5A.   Management's Discussion of Fund
           Performance................................        Not Applicable
Item 6.    Capital Stock and Other Securities.........        General Information; Purchases;
                                                              Redemptions; Dividends and
                                                              Distributions; Tax Matters
Item 7.    Purchase of Securities Being Offered.......        Purchases; Redemptions
Item 8.    Redemption or Repurchase...................        Purchases; Redemptions
Item 9     Pending Legal Proceedings..................        Not Applicable

                                                              STATEMENT OF
                                                              ADDITIONAL
PART B                                                        INFORMATION

Item 10.   Cover Page.................................        Cover Page
Item 11.   Table of Contents..........................        Cover Page
Item 12.   General Information and History............        The Trust
Item 13.   Investment Objectives and Policies.........        Investment Objectives and Policies;
                                                              Description of Permitted
                                                              Investments and Investment
                                                              Practices; Investment Restrictions
Item 14.   Management of the Fund.....................        Management
Item 15.   Control Persons and Principal Holders of
           Securities.................................        Management
Item 16.   Investment Advisory and Other Services.....        Management
Item 17.   Brokerage Allocation and Other Practices...        Portfolio Transactions
Item 18.   Capital Stock and Other Securities.........        Description of Shares, Voting Rights
                                                              and Liabilities
Item 19.   Purchase, Redemption and Pricing of Securities     Description of Shares, Voting Rights
           Being Offered..............................        and Liabilities; Determination of Net
                                                              Asset Value; Valuation of Securities;
                                                              Additional Redemption Information
Item 20.   Tax Status.................................        Certain Additional Tax Matters
Item 21.   Underwriters...............................        Management
Item 22.   Calculation of Performance Data............        Performance Information and
                                                              Advertising
Item 23.   Financial Statements.......................        Not Applicable

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                             SUBJECT TO COMPLETION
                 Preliminary Prospectus Dated February 16, 1996


Prospectus
_______________, 1996

                            CitiSelectSM Folio 200
                            CitiSelectSM Folio 300
                            CitiSelectSM Folio 400
                            CitiSelectSM Folio 500

     This Prospectus describes four diversified mutual funds managed by Citibank, N.A.: CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500. Each Fund has its own investment objective and policies. The Funds are asset allocation funds that offer investors a convenient way to own a professionally managed portfolio tailored to specific investment goals.

      UNLIKE OTHER MUTUAL FUNDS WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, THE FUNDS SEEK THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN DIFFERENT SERIES OF ASSET ALLOCATION PORTFOLIOS. EACH PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS ITS CORRESPONDING FUND. SEE "SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE" ON PAGE __.

REMEMBER THAT SHARES OF THE FUNDS:
o     ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY
o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK OR ANY OF ITS AFFILIATES
o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. A Statement of Additional Information dated ________, 1996 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Funds may be made, by calling 1-800-________.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
        COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
        STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Investors should read this Prospectus and retain it for future reference.



      INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

TABLE OF CONTENTS
                                               Page
Prospectus Summary                              3
Expense Summary                                 5
Investment Information                          6
Risk Considerations                            12
Valuation of Shares                            15
Purchases                                      16
Exchanges                                      17
Redemptions                                    17
Dividends and Distributions                    18
Management                                     19
Tax Matters                                    24
Performance Information                        24
General Information                            25
Appendix A -- Permitted Investments
 and Investment Practices                      26
Appendix B -- Sales Charge and Purchase
 Program Information                           31

                               PROSPECTUS SUMMARY

      See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUNDS: This Prospectus describes four diversified mutual funds: CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500. Each Fund has its own investment objective and policies. There can be no assurance that any Fund will achieve its objective. Because each Fund invests through a Portfolio, all references in this Prospectus to a Fund include its corresponding Portfolio, except as otherwise noted.

INVESTMENT OBJECTIVES:

      CitiSelect Folio 200: high total return over time consistent with a primary emphasis on income and a secondary emphasis on capital appreciation.

      CitiSelect Folio 300: high total return over time consistent with a balanced emphasis on income and capital appreciation.

      CitiSelect Folio 400: high total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

      CitiSelect Folio 500: highest total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

PRINCIPAL INVESTMENTS: Each Fund is a carefully selected and professionally managed diversified mix of equity, fixed income and money market investments that are structured to achieve specific risk and return objectives. CITISELECT FOLIO 200 invests primarily in fixed income and money market securities. CITISELECT FOLIO 300 emphasizes both equity securities and fixed income securities. CITISELECT FOLIO 400 and CITISELECT FOLIO 500 invest primarily in equity securities. Current income is not a primary consideration for these Funds.

INVESTMENT MANAGER: Citibank, N.A., a wholly-owned subsidiary of Citicorp, is the investment manager. Citibank and its affiliates manage more than $73 billion in assets worldwide. See "Management."

PURCHASES AND REDEMPTIONS: Investors may purchase and redeem shares of the Funds through a Service Agent on any Business Day. See "Purchases" and "Redemptions."

PRICING: Shares of each Fund are offered at net asset value plus any applicable sales charge (the maximum is 2.50% of the public offering price), and are subject to a fee of up to 0.50% per annum of the Fund's average daily net assets for distribution, sales and marketing and shareholder services. Purchases of $250,000 or more are not subject to an initial sales charge, but are subject to a 1.00% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase.

      The sales charge may be reduced or eliminated through the following programs:
      Letter of Intent
      Right of Accumulation
      Reinstatement privilege

See "Purchases" and "Management -- Distribution Arrangements."

EXCHANGES: Shares may be exchanged for shares of each other Fund, without an initial or contingent deferred sales charge. See "Exchanges."

DIVIDENDS: Dividends are declared and paid monthly for CitiSelect Folio 200, quarterly for CitiSelect Folio 300 and annually for CitiSelect Folio 400 and CitiSelect Folio 500. Net capital gains are distributed annually. See "Dividends and Distributions."

REINVESTMENT: All dividends and capital gains distributions may be received either in cash or in Fund shares, which are not subject to a sales charge. See "Dividends and Distributions."

WHO SHOULD INVEST: The Funds are asset allocation funds. Asset allocation funds are a basic tool of investment professionals and are differentiated by the use of investment management strategies and techniques that range from the least aggressive to the most aggressive. The Funds offer a convenient way to own a diversified professionally managed portfolio tailored to specific investment goals and expectations of risk and return. While time horizon is a factor, it is not necessarily the determinative factor in choosing to invest in one of the Funds. Investment goals, such as buying a home, educating children or saving for retirement, all determine the appropriate asset allocation and amount of risk that an investor seeks. "Investment Information" and "Risk Considerations."

      CITISELECT FOLIO 200 is expected to be the least volatile of the four Funds and is designed for the investor who is seeking lower risk provided by substantial investments in income-producing securities, but who also seeks some capital growth. CITISELECT FOLIO 300 offers a blend of capital appreciation and income for the investor seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant income component to temper volatility. CITISELECT FOLIO 400 and CITISELECT FOLIO 500 are designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. CitiSelect Folio 500 is expected to be the most volatile of the four Funds and is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

RISK FACTORS: There can be no assurance that any Fund will achieve its investment objective, and each Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. Equity securities fluctuate in value based on many factors, including actual and anticipated earnings, changes in management, political and economic developments and the potential for takeovers and acquisitions. The value of debt securities generally fluctuates based on changes in the actual and perceived creditworthiness of issuers. Also, the value of debt securities generally goes down when interest rates go up, and vice versa. As a result, shares may be worth more or less at redemption than at the time of purchase.

      Each Fund may invest a portion of its assets in securities of companies with small market capitalizations, which may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. There is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile. Shares of the Funds, therefore, may be subject to greater fluctuation in value than shares of an equity fund with more of its investments in securities of larger more established companies.

     Each Fund may invest a portion of its assets in non-U.S. securities. The special risks of investing in non-U.S. securities include possible adverse political, social and economic developments abroad, differing regulations to which non-U.S. issuers are subject and different characteristics of non-U.S. economies and markets. The Funds' non-U.S. securities often will trade in non-U.S. currencies, which can be volatile and may be subject to governmental controls or intervention. In addition, securities of non-U.S. issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

      Each Fund may invest in securities of issuers in developing countries. Investors in the Funds should be able to assume the heightened risks and volatility associated with investment in developing countries, including greater risks of expropriation, confiscatory taxation and nationalization and less social, political and economic stability; smaller (and, in many cases, new) markets resulting in price volatility and illiquidity; national policies which may restrict investment opportunities; and the absence of developed legal structures.

      Certain investment practices, such as the use of forward non-U.S. currency exchange contracts, also may entail special risks. See "Risk Considerations" and Appendix A for more information.

                                EXPENSE SUMMARY

      The following table summarizes estimated shareholder transaction and annual operating expenses for shares of each Fund. Each Fund invests all of its investable assets in its corresponding Portfolio. The Trustees of the Funds believe the aggregate per share expenses of the Funds and their corresponding Portfolios will be less than or approximately equal to the expenses that the Funds would incur if their assets were invested directly in the types of securities held by their corresponding Portfolios. For more information on costs and expenses, see "Management" -- page __ and "General Information -- Expenses" -- page __.*


                                             CitiSelect  CitiSelect  CitiSelect  CitiSelect
                                             Folio 200   Folio 300   Folio 400   Folio 500


SHAREHOLDER TRANSACTION
EXPENSES:
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)....    2.50%      2.50%       2.50%       2.50%

Maximum Contingent Deferred Sales Charge
   (as a percentage of original purchase      See        See         See         See
   price or redemption proceeds, whichever    below      below       below       below
   is less)...............................    (1)        (1)         (1)         (1)

ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVERS (AS A PERCENTAGE
OF NET ASSETS):
Management Fee (2).......................     0.47%      0.51%       0.64%       0.00%

12b-1 Fees (2)(3)........................     0.50%      0.50%       0.50%       0.42%

Other Expense............................     0.53%      0.49%       0.61%       1.33%

Total Fund Operating Expenses (2)........     1.50%      1.50%       1.75%       1.75%

(1) Purchases of $250,000 or more are not subject to an initial sales charge, but are subject to a contingent deferred sales charge of 1.00% in the event of redemptions within 12 months following purchase. See "Purchases" for more information and for exceptions to the imposition of the contingent deferred sales charge.

(2) After fee waivers. Absent fee waivers, "Management Fee" for each Fund would have been 0.75%, "12b-1 Fees" for each Fund would have been 0.50% and "Total Fund Operating Expenses" would have been 1.78% for CitiSelect Folio 200, 1.74% for CitiSelect Folio 300, 1.86% for CitiSelect Folio 400 and 2.58% for CitiSelect Folio 500.

(3) Includes fees for distribution and shareholder servicing.

* This table is intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. Because the Funds are newly organized, Other Expenses in the table are based on estimated amounts for the current fiscal year. There can be no assurance that the fee waivers reflected in the table will continue. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

    More complete descriptions of the following expenses of the Funds and the Portfolios are set forth on the following pages: (i) investment management fees -- page __, (ii) distribution and servicing fees -- page __, and (iii) other expenses -- page __.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming, except as otherwise noted, redemption at the end of each period indicated below:

                                One Year        Three Years

      CitiSelect Folio 200         $50             $71
      CitiSelect Folio 300         $50             $71
      CitiSelect Folio 400         $52             $79
      CitiSelect Folio 500         $52             $79

The Example assumes that all dividends are reinvested and reflects certain voluntary fee waivers. If waivers were not in place, the amounts in the example would be $52 and $80 for CitiSelect Folio 200, $52 and $78 for CitiSelect Folio 300, $53 and $82 for CitiSelect Folio 400, and $60 and $103 for CitiSelect Folio 500. Expenses are estimated because the Funds are newly organized. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS OF ANY FUND. ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVES:

      The investment objective of CITISELECT FOLIO 200 is high total return over time consistent with a primary emphasis on income and a secondary emphasis on capital appreciation. This Fund invests all of its investable assets in Asset Allocation Portfolio 200.

      The investment objective of CITISELECT FOLIO 300 is high total return over time consistent with a balanced emphasis on income and capital appreciation. This Fund invests all of its investable assets in Asset Allocation Portfolio 300.

      The investment objective of CITISELECT FOLIO 400 is high total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes. This Fund invests all of its investable assets in Asset Allocation Portfolio 400.

      The investment objective of CITISELECT FOLIO 500 is highest total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes. This Fund invests all of its investable assets in Asset Allocation Portfolio 500.

      The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES:

THE FUNDS

      The Funds are asset allocation funds. Asset allocation funds are a basic tool of investment professionals and are differentiated by the use of investment management strategies and techniques that range from the least aggressive to the most aggressive. The Funds offer a convenient way to own a diversified professionally managed portfolio tailored to specific investment goals and expectations of risk and return. While time horizon is a factor, it is not necessarily the determinative factor in choosing to invest in one of the Funds. Investment goals, such as buying a home, educating children or saving for retirement, all determine the appropriate asset allocation and amount of risk that an investor seeks. See "Investment Information" and "Risk Considerations."

      CITISELECT FOLIO 200 is expected to be the least volatile of the four Funds and is designed for the investor who is seeking lower risk provided by substantial investments in income-producing securities, but who also seeks some capital growth. CITISELECT FOLIO 300 offers a blend of capital appreciation and income for the investor seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant income component to temper volatility. CITISELECT FOLIO 400 and CITISELECT FOLIO 500 are designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. CitiSelect Folio 500 is expected to be the most volatile of the four Funds and is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

INVESTMENT STRATEGY

      Each Fund is a carefully selected and professionally managed diversified mix of equity, fixed income and money market investments that are structured to achieve certain risk and return objectives. There is a normal percentage of each Fund that is allocated to the equity class of investments, the fixed income class of investments and the money market class of investments. See the chart on page __. In determining the normal asset allocations, Citibank has looked at long-term performance and valuation measures within and between asset classes and the effects of market and economic variables on those relationships. It uses this information to determine the overall mix of each Fund's assets among the three general asset classes. Each Fund's allocation or asset mix is determined by Citibank to be the optimal combination of stocks, bonds and money market instruments that reduces risk and maximizes potential return for that Fund's distinct investment objective.

      The Funds' normal allocations generally correlate to different levels of investment risk and return. Equity securities have the potential to outperform fixed income securities over the long term. Equity securities have the greatest potential for growth of capital, yet are generally the most volatile of the three asset types. Fixed income and money market securities sometimes move in the opposite direction of equity securities and may provide investment balance to a Fund. The risks of each asset class will vary.

      The normal asset allocation represents the way each Fund's investments will generally be allocated over the long term. As market and economic conditions change, however, Citibank may adjust the asset mix among the equity, fixed income and money market classes within a normal asset allocation range as long as the relative risk and return characteristics of the four Funds remain distinct and each Fund's investment objective is preserved. Citibank will review normal allocations quarterly and will rebalance, if necessary, at that time. Additional adjustments may be made more often if Citibank believes that market conditions warrant. Each Fund's normal allocation is shown in the chart below. All percentage limitations are applied at the time of purchase.

                    CitiSelect       CitiSelect          CitiSelect          CitiSelect
                      Folio             Folio              Folio               Folio
                       200               300                400                 500
              Normal             Normal             Normal             Normal
Asset Class   Allocation  Range  Allocation  Range  Allocation  Range  Allocation  Range
Equity            35      25-45      50      40-60      70      55-85      85      70-95
Fixed Income      45      35-55      45      35-55      25      15-35      10       5-20
Money Market      20      10-30       5       1-10       5       1-10       5       1-10

      Citibank will diversify the equity class of each Fund by allocating the Fund's portfolio of equity securities among large capitalization securities, small capitalization securities and international securities. Citibank will diversify the fixed income class of each Fund by allocating the Fund's portfolio of fixed income securities among U.S. and foreign government and corporate bonds. There is no requirement that Citibank allocate a Fund's assets among all of the foregoing types of equity and fixed income securities at all times. These types of securities have been selected because Citibank believes that this additional level of asset diversification will provide each Fund with the potential for higher returns with lower overall volatility.

      From time to time Citibank may employ Subadvisers to perform the daily management of a particular asset class for the Funds or of specific types of securities within a particular asset class. Citibank will monitor and supervise the activities of the Subadvisers and may terminate the services of any Subadviser at any time. See "Management." In allocating each Fund's investments among various asset classes and in supervising the Subadvisers, Citibank employs a multi-style and multi-manager diversification strategy. Citibank believes that there are periods when securities with particular characteristics, or an investment style, outperform other types of securities in the same asset class. For example, at certain times, equity securities with growth characteristics outperform equities with income characteristics, and vice versa. Citibank will seek to take advantage of this by blending asset classes and investment styles on a complimentary basis in an effort to maximize the consistency of returns over longer time periods, and to reduce volatility.

      In supervising the Subadvisers, Citibank will also be taking into account the expertise they have demonstrated in particular areas and the historical results they have achieved within selected asset classes or investment styles. By combining these attributes with selected asset classes and styles, Citibank will seek to increase returns.


      Citibank has delegated the responsibility for the daily management of the following kinds of securities to the following Subadvisers: large capitalization value securities, Miller Anderson & Sherrerd LLP; small capitalization value securities, Franklin Advisers, Inc.; international equity securities, Hotchkis & Wiley; and foreign government securities, Pacific Investment Management Company. Citibank is responsible for the daily management of all other kinds of securities of the Funds.


THE EQUITY CLASS

      Equity securities include common stocks, securities convertible into common stocks, preferred stocks, warrants for the purchase of stock and depositary receipts (receipts which represent the right to receive the securities of non-U.S. issuers deposited in a U.S. or correspondent bank). While equity securities historically have experienced a higher level of volatility risk than fixed income securities, they also historically have produced higher levels of total return. Longer term, investors with diversified equity portfolios have a higher probability of achieving their investment goals with lower levels of volatility than those who have not diversified.

      Each Fund will diversify its equity portfolio by investing those assets which are allocated to the equity class among equity securities issued by large capitalization issuers, small capitalization issuers and international issuers. The mix of equity securities will vary from Fund to Fund. For example, CitiSelect Folio 500 will emphasize securities of small cap and international issuers. CitiSelect Folio 300 will emphasize securities of large cap and small cap issuers. There is no requirement that each Fund invest in each type of equity security.

      Large Cap Issuers. Large cap issuers are those with market capitalizations typically of $1 billion or more. In the selection of equity securities of large cap issuers, securities issued by established companies with stable operating histories are emphasized.

      Small Cap Issuers. Small cap issuers are those with market capitalizations below the top 1,000 stocks that comprise the large and midrange capitalization sector of the equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. In the selection of equity securities of small cap issuers, securities of issuers which have an outlook for growth in earnings and the potential for significant capital appreciation are emphasized. In addition, issuers that are believed to be emerging relative to their potential markets may be selected. Small cap companies are generally represented in new or rapidly changing industries. They may offer more profit opportunity in growing industries and during certain economic conditions than do large and medium sized companies. However, small cap companies also involve special risks. Often, liquidity and overall business stability of a small cap company may be less than that associated with larger capitalized companies. Small cap stocks frequently involve smaller, rapidly growing companies with high growth rates, negligible dividend yields and extremely high levels of volatility.

      International Issuers. International issuers are those based outside the United States. In the selection of equity securities of international issuers, securities included in the Morgan Stanley Capital International Europe, Australia and Far East Index (called the EAFE Index) are emphasized. The EAFE Index contains approximately 1,100 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. In addition, securities of issuers located in emerging markets may be selected. The U.S. investor may benefit from exposure to international equity securities and foreign economies, which may be influenced by distinctly different factors impacting a country's rate of economic growth, interest rate structure, currency, industry and local stock market environment. In addition, investments in the non-U.S. equity markets allow for further diversification as many countries and regions have risk/reward characteristics and market performance that are not highly correlated to each other or to the U.S. market. International investments, however, particularly in emerging countries, are subject to special risks not generally present in domestic equity investments.

      See "Risk Considerations" for certain risks associated with investing in equity securities.

THE FIXED INCOME CLASS

      Fixed income securities include bonds and short-term obligations. Fixed income securities, in general, offer a fixed stream of cash flow and may provide good to moderate relative total return benefits over time. Most bond investments focus on generating income, while the potential for capital appreciation is a secondary objective. The bond markets provide diversification benefits to a holder of equity securities depending upon the characteristics of the bonds comprising the fixed income class of each Fund. The value of fixed income securities generally fluctuates inversely with changes in interest rates, and also fluctuates based on other market and credit factors as well.

      Each Fund will diversify its fixed income portfolio by investing those assets which are allocated to the fixed income class among investment grade corporate debt obligations of foreign and U.S. issuers and securities issued by the U.S. Government and its agencies and instrumentalities and by foreign governments. Investment grade securities are those rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Rating Group or securities which are not rated by these rating agencies, but which Citibank or a Subadviser believes to be of comparable quality. Securities rated Baa or BBB and unrated securities of comparable quality may have speculative characteristics.

      The mix of fixed income securities may vary from Fund to Fund. There is no requirement that each Fund invest in each type of fixed income security. The Funds may invest in securities with all maturities, including long bonds (10+ years), intermediate notes (3 to 10 years) and short-term notes (1 to 3 years).

     Government Securities. U.S. Government securities may provide opportunities for income with minimal credit risk. U.S. Treasury securities are considered the safest of all government securities. U.S. Government securities are high quality instruments issued or guaranteed as to principal and interest by the U.S. Government or by an agency or instrumentality of the

U.S. Government. Securities issued or guaranteed as to principal and interest by foreign governments or agencies or instrumentalities of foreign governments (which include securities of supranational agencies) also may provide opportunities for income with minimal credit risk. Government securities are, however, not immune from the market risk of principal fluctuation associated with rising interest rates.

      Corporate Bonds. Investment in bonds of U.S. and foreign corporate issuers may provide relatively higher levels of current income. These bonds are used by U.S. and foreign corporate issuers to borrow money from investors, and may have varying maturities. Corporate bonds have varying degrees of quality and varying degrees of sensitivity to changes in interest rates. The value of these investments fluctuates based on changes in interest rates and in the underlying credit quality of the bond issuers represented in the portfolio.

      See "Risk Considerations" for certain risks associated with investing in fixed income securities.

THE MONEY MARKET CLASS

      Each Fund will invest those assets which are allocated to the money market class in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, commercial paper of U.S. and foreign issuers, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S. banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. These investments provide opportunities for income with low credit risk, and may result in a lower yield than would be available from investments with a lower quality or a longer term.

INITIAL ASSET ALLOCATIONS

      Until in Citibank's judgment a Fund has sufficient assets to fully employ an investment strategy, Citibank may allocate assets across fewer of the asset classes and fewer of the types of securities identified above than it otherwise would. As a Fund's asset size increases, Citibank will add asset classes and types of securities until the desired asset allocation is reached.

CERTAIN ADDITIONAL INVESTMENT POLICIES:

      FUTURES. Each of the Funds may use financial futures in order to protect the Fund from fluctuations in interest rates (sometimes called "hedging") without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Fund's portfolio in an effort to reduce potential losses or enhance potential gain. The Funds also may purchase stock index and foreign currency futures in order to protect against declines in the value of portfolio securities or increases in the cost of securities or other assets to be acquired and, subject to applicable law, to increase the Funds' gross income. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a security at a specified future time and price, or for making payment of a cash settlement based on changes in the value of a security, an index of securities or other assets. In many cases, the futures contracts that may be purchased by the Funds are standardized contracts traded on commodities exchanges or boards of trade. See Appendix A for more information.

     TEMPORARY INVESTMENTS. During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

      OTHER PERMITTED INVESTMENTS. For more information regarding the Funds' permitted investments and investment practices, see Appendix A -- Permitted Investments and Investment Practices on page __. The Funds will not necessarily invest or engage in each of the investments and investment practices in Appendix A but reserve the right to do so.

      INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Funds, including a limitation that each Fund may borrow money from banks in an amount not to exceed 33 1/3% of the Fund's net assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Certain of these specific restrictions may not be changed without shareholder approval. Except as otherwise indicated, the Funds' investment objectives and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in a Fund's securities will not be a violation of policy.

      PORTFOLIO TURNOVER. Securities of each Fund will be sold whenever it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. The turnover rate for each Fund is not expected to exceed 100% annually. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

      BROKERAGE TRANSACTIONS. In connection with the selection of brokers or dealers for securities transactions for the Funds and the placing of such orders, brokers or dealers may be selected who also provide brokerage and research services to the Funds or the other accounts over which Citibank, the Subadvisers or their affiliates exercise investment discretion. Citibank and the Subadvisers are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Citibank or the applicable Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer.

                              RISK CONSIDERATIONS

     The risks of investing in each Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

     CHANGES IN NET ASSET VALUE. Each Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio securities. This means that an investor's shares may be worth more or less at redemption than at the time of purchase. Equity securities fluctuate in response to general market and economic conditions and other factors, including actual and anticipated earnings, changes in management, political developments and the potential for takeovers and acquisitions. During periods of rising interest rates the value of debt securities generally declines, and during periods of falling rates the value of these securities generally increases. Changes by recognized rating agencies in the rating of any debt security, and actual or perceived changes in an issuer's ability to make principal or interest payments, also affect the value of these investments.

      CREDIT RISK OF DEBT SECURITIES. Investors should be aware that securities offering above average yields may at times involve above average risks. Securities rated Baa by Moody's or BBB by S&P and equivalent securities may have speculative characteristics. Adverse economic or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade obligations.

     NON-U.S. SECURITIES. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Funds. Prices at which a Fund may acquire securities may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund.

      Because non-U.S. securities often are denominated in currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. In addition, some non-U.S. currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets.

     The Funds may invest in issuers located in developing countries, which are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. All of the risks of investing in non-U.S. securities are heightened by investing in developing countries. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries with more mature economies; such markets often have provided higher rates of return, and greater risks, to investors. These heightened risks include (i) greater risks of expropriation, confiscatory taxation and nationalization, and less social, political and economic stability; (ii) the small current size of markets for securities of issuers based in developing countries and the currently low or non-existent volume of trading, resulting in a lack of liquidity and in price volatility;
(iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures. Such characteristics can be expected to continue in the future.

     Equity securities traded in certain foreign countries may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Rapid increases in money supply in certain countries may result in speculative investment in equity securities which may contribute to volatility of trading markets.

     The costs attributable to non-U.S. investing, such as the costs of maintaining custody of securities in non-U.S. countries, frequently are higher than those involved in U.S. investing. As a result, the operating expense ratios of the Funds may be higher than those of investment companies investing exclusively in U.S. securities.

      SMALL CAP COMPANIES. Investors in the Funds should be aware that the securities of companies with small market capitalizations may have more risks than the securities of other companies. Small cap companies may be more susceptible to market downturns or setbacks because they may have limited product lines, markets, distribution channels, and financial and management resources. Further, there is often less publicly available information about small cap companies than about more established companies. As a result of these and other factors, the prices of securities issued by small cap companies may be volatile. Shares of the Funds, therefore, may be subject to greater fluctuation in value than shares of an equity fund with more of its investments in securities of larger, more established companies.

      INVESTMENT PRACTICES. Certain of the investment practices employed for the Funds may entail certain risks. These risks are in addition to the risks described above and are described in Appendix A. See Appendix A -- Permitted Investments and Investment Practices on page __.

     SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE. Unlike other mutual funds which directly acquire and manage their own portfolio securities, each of the Funds seeks its investment objective by investing all of its investable assets in its corresponding Portfolio, a registered investment company. Each of the Portfolios has the same investment objective and policies as its corresponding Fund. In addition to selling a beneficial interest to a Fund, a Portfolio may sell beneficial interests to other mutual funds, collective investment vehicles, or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in that Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from the Funds' distributor. See "Management."

     The investment objective of each of the Funds may be changed by its Trustees without the approval of the Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The investment objective of each of the Portfolios may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and, if a Fund is then invested in the Portfolio, notice to Fund shareholders) at least 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of either a Fund or its Portfolio will be achieved. See "Investment Objective, Policies and Restrictions - Investment Restrictions" in the Statement of Additional Information for a description of the fundamental policies of each Fund and its Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund or Portfolio. Except as stated otherwise, all investment guidelines, policies and restrictions described herein and in the Statement of Additional Information are non-fundamental.

      Certain changes in a Portfolio's investment objectives, policies or restrictions or a failure by a Fund's shareholders to approve a change in the Portfolio's investment objectives or restrictions, may preclude the Fund from investing its investable assets in the Portfolio or require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in an "in kind" distribution of securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. The in kind distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing. The absence of substantial experience with this investment structure could have an adverse effect on an investment in the Funds.

      Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in increased portfolio risk; however, these possibilities exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. If a Fund is requested to vote on matters pertaining to its Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Fund will hold a meeting of its shareholders and will cast all of its votes proportionately as instructed by its shareholders who vote at the meeting. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.

      Each of the Funds may withdraw its investment from its Portfolio at any time, if the Fund's Board of Trustees determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all of the investable assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above. In the event the Fund's Trustees were unable to find a substitute investment company in which to invest the Fund's assets or were unable to secure directly the services of an investment adviser, the Trustees would determine the best course of action.

      For a description of the management of the Portfolios, see "Management" -- page __. For descriptions of the expenses of the Portfolios, see "Management" and "General Information -- Expenses" -- page __. For a description of the investment objectives, policies and restrictions of the Portfolios, see "Investment Information" -- page _.

                              VALUATION OF SHARES

     Net asset value per share of each Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of the close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by adding the market value of all securities and other assets of a Fund (including the Fund's interest in its Portfolio), then subtracting the liabilities of the Fund, and then dividing the result by the number of outstanding shares of the Fund. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

     Portfolio securities and other assets are valued primarily on the basis of market quotations, or if quotations are not available, by a method believed to accurately reflect fair value. Non-U.S. securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In light of the non-U.S. nature of some of each Fund's investments, trading may take place in securities held by the Funds on days which are not Business Days and on which it will not be possible to purchase or redeem shares of the Funds.

                                   PURCHASES

      General. Shares of the Funds are offered continuously and may be purchased on any Business Day at the public offering price. Shares may be purchased through certain financial institutions (which may include banks), securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor. Customers of Citicorp Investment Services (CIS), a Service Agent, will purchase shares through an account with CIS and should contact CIS at 1-800-________ for details. Customers of other Service Agents should contact those Service Agents for information on purchases. Each Service Agent may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any such fees will be to reduce the net return on the investment of customers of that Service Agent. Each Service Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly.

      The public offering price of shares of each Fund is the net asset value next determined after an order in proper form is received and accepted by the Transfer Agent, plus any applicable sales charge as provided below. Each Fund and the Transfer Agent reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time. Each Service Agent is responsible for transmitting promptly orders of its customers.

      Initial Sales Charge. The public offering price of shares of each Fund is the next determined net asset value, plus any applicable sales charge, which will vary with the size of the purchase as shown in the following table:

                                   Sales Charge As
                                   Percentage of the          Service Agent
                                                              Commission
                                   Public        Net          As Percentage
Amount of Purchase at              Offering      Amount       of the Public
Public Offering Price              Price         Invested     Offering Price
---------------------------------------------------------------------------
Less than $10,000...............   2.50%         2.56%        2.23%
$10,000 to less than $50,000....   2.00%         2.04%        1.78%
$50,000 to less than $100,000...   1.50%         1.52%        1.34%
$100,000 to less than $250,000..   1.00%         1.01%        0.89%
$250,000 or more................   none*         none*        0.50%

*A contingent deferred sales charge may apply in certain instances.

      Elimination of Initial Sales Charge. Shares of the Funds are available without an initial sales charge through exchanges for shares of the other Funds. See "Exchanges." The initial sales charge does not apply to shares acquired through the reinvestment of dividends and capital gains distributions.

Also, shares may be purchased without an initial sales charge in certain circumstances. See Appendix B.

     Reduced Sales Charge Programs. Shares of the Funds may be purchased at reduced initial sales charges in certain circumstances. See Appendix B.

      Waivers of Contingent Deferred Sales Charge. The contingent deferred sales charge may be waived in certain circumstances.
See Appendix B.

      Service Agents which are banks or financial institutions will receive transaction fees that are equal to the commissions paid to securities brokers. The Distributor, at its expense, may from time to time provide additional promotional incentives to brokers who sell shares of a Fund. In some instances, these incentives may be offered to certain brokers who have sold or may sell significant numbers of shares of a Fund. From time to time the Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and any other sources available to it.

                                   EXCHANGES

     Shares of each Fund may be exchanged for shares of each other Fund without charge. Shareholders may place exchange orders through the Transfer Agent or, if they are customers of a Service Agent, through their Service Agent, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order in proper form is received by the Transfer Agent. See "Valuation of Shares." Shares of the Funds may be exchanged only after payment in federal funds for the shares has been received by the Transfer Agent. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

                                  REDEMPTIONS

      Fund shares may be redeemed at their net asset value next determined after a redemption request in proper form is received by the Transfer Agent. Each Service Agent is responsible for the prompt transmission of redemption orders to the Funds on behalf of its customers. A Service Agent may establish requirements or procedures regarding submission of redemption requests by its customers that are different from those described below. Investors should consult their Service Agents for details. A redemption is treated as a sale of the shares redeemed and could result in taxable gain or loss to the shareholder making the redemption.

      Redemptions by Mail. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by the Transfer Agent or a shareholder's Service Agent) to the Transfer Agent or, if shareholders are customers of a Service Agent, their Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

      Redemptions by Telephone. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the Transfer Agent or, if they are customers of a Service Agent, their Service Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds, the Transfer Agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the Transfer Agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

      Payment of Redemptions. The proceeds of a redemption are paid in federal funds normally on the next Business Day, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, a Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value; Valuation of Securities; Additional Purchase and Redemption Information" in the Statement of Additional Information regarding the Funds' right to pay the redemption price in kind with securities (instead of cash).

      Reinstatement Privilege. Shareholders who have redeemed shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing shares of the same Fund within 30 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify the Transfer Agent or, if they are customers of a Service Agent, their Service Agent in writing at the time the privilege is exercised.

      Questions about redemption requirements should be referred to the Transfer Agent or, for customers of a Service Agent, their Service Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

                          DIVIDENDS AND DISTRIBUTIONS

     Substantially all of each Fund's net income from dividends and interest is paid to its shareholders of record as a dividend as follows:

     For CITISELECT FOLIO 200, monthly on or about the last day of each MONTH.

     For CITISELECT FOLIO 300, quarterly on or about the last day of each MARCH, JUNE, SEPTEMBER and DECEMBER.

     For CITISELECT FOLIO 400 and CITISELECT FOLIO 500, annually on or about the last day of each DECEMBER.

     Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually, in December. Each Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

     A shareholder may elect to receive dividends and capital gains distributions in either cash or additional shares of the same Fund issued at net asset value.

                                   MANAGEMENT

     TRUSTEES AND OFFICERS: Each Fund is supervised by the Board of Trustees of Landmark Funds I. The Portfolios also are supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with Citibank. In addition, a majority of the disinterested Trustees of the Funds are different from a majority of the disinterested Trustees of the Portfolios. More information on the Trustees and officers of the Funds and the Portfolios appears under "Management" in the Statement of Additional Information.

     INVESTMENT MANAGER: Each Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $73 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp. Citibank also serves as investment adviser to other registered investment companies. Citibank's address is 153 East 53rd Street, New York, New York 10043.

     Subject to policies set by the Trustees, Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each Fund. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. Pursuant to sub-administrative services agreements, the Distributor performs such sub-administrative duties for the Funds as from time to time are agreed upon by Citibank and the Distributor. The Distributor's compensation as sub-administrator is paid by Citibank.

     Lawrence P. Keblusek, U.S. Chief Investment Officer of Citibank, has been the overall portfolio manager of the Funds since their inception and is responsible for determining asset allocations, supervising and monitoring the performance of the Citibank personnel described below who are responsible for the Funds' securities, and supervising and monitoring the performance of the Subadvisers. Mr. Keblusek, who has 25 years experience in the investment management industry, was most recently Senior Vice President and Director of Portfolio Management for The Northern Trust Company with responsibility for investment performance in the organization's High Net Worth, Corporate and Institutional and Mutual Fund Group. Earlier in his career, Mr. Keblusek held senior investment positions with Maryland National Bank and the National Bank of Washington. Mr. Keblusek also is responsible for daily management of large capitalization growth securities of the Funds.

     The following individuals at Citibank are responsible for daily management of the following kinds of securities of each Fund.

      Small capitalization growth securities      David N. Pearl, Vice President, has
                                                  been responsible for the daily
                                                  management of small cap growth
                                                  securities since the Funds' inception.
                                                  Mr. Pearl is a portfolio manager of
                                                  U.S. equity assets for institutional
                                                  clients, and joined Citibank in 1994.
                                                  Prior to joining Citibank he worked as


                                                  a portfolio manager at both Fleming
                                                  Capital Management and Bankers
                                                  Trust Company.


      Fixed income securities                     Mark Lindbloom, Vice President, has
                                                  been responsible for the daily
                                                  management of fixed income securities
                                                  since the Funds' inception.  Mr.
                                                  Lindbloom came to Citibank in 1986
                                                  from Brown Brothers Harriman & Co.,
                                                  where he managed fixed income assets
                                                  for discretionary corporate portfolios.

      Money market securities                     Kevin Kennedy, Vice President, has
                                                  been responsible for the daily
                                                  management of money market
                                                  securities since the Funds' inception.
                                                  Mr. Kennedy is responsible for
                                                  managing the Liquidity Management
                                                  Unit of the U.S. Fixed Income
                                                  Department of Citibank Global Asset
                                                  Management.  Prior to joining
                                                  Citibank in March 1993, Mr. Kennedy
                                                  was with the Metropolitan Life
                                                  Insurance Company as the Managing
                                                  Trader of the Treasurer's Division.  He
                                                  was responsible for the management of
                                                  more than $9 billion in short duration
                                                  fixed income assets.  Mr. Kennedy has
                                                  more than 15 years of fixed income
                                                  management experience.

     Citibank has delegated the daily management of the following kinds of securities of each Fund to the following Subadvisers. Citibank pays all Subadviser compensation.

      Large capitalization value securities       Miller Anderson & Sherrerd LLP, One
                                                  Tower Bridge, West Conshohocken,
                                                  Pennsylvania 19428.  Miller Anderson
                                                  has been a registered investment
                                                  adviser since 1974.  Robert Marcin,
                                                  CFA, Partner, has been responsible for
                                                  the daily management of large cap
                                                  value securities since the Funds'
                                                  inception.  Mr. Marcin has been with
                                                  Miller Anderson since 1988.




      Small capitalization value securities       Franklin Advisers, Inc., 777 Mariners
                                                  Island Blvd., San Mateo, California
                                                  94404.  Franklin Advisers, a wholly-
                                                  owned subsidiary of Franklin
                                                  Resources, Inc., is a registered
                                                  investment adviser.  William P.
                                                  Lippman has been senior vice president
                                                  of Franklin Advisers since June, 1988.
                                                  Prior to joining Franklin Advisers, Mr.
                                                  Lippman was president of L.F.
                                                  Rothschild Fund Management, Inc.
                                                  Bruce C. Baughman is co-portfolio
                                                  manager for a number of Franklin
                                                  Funds.  Prior to joining Franklin
                                                  Advisers in 1988, he served as a
                                                  portfolio manager with L.F. Rothschild.
                                                  Margaret McGee is a securities analyst
                                                  and is responsible for research and
                                                  compliance for a number of Franklin
                                                  Funds.  Prior to joining Franklin
                                                  Advisers in 1988, Ms. McGee worked as
                                                  an assistant to the CFO and operations
                                                  supervisor for the Pilgrim Group, Inc.


      International equity securities             Hotchkis & Wiley, 800 West Sixth
                                                  Street, Fifth Floor, Los Angeles,
                                                  California 90017.  Hotchkis is a
                                                  registered investment adviser founded
                                                  in 1980.  Susan Ketterer, Vice
                                                  President has been responsible for the
                                                  daily management of international
                                                  equity securities since the Funds'
                                                  inception.  Ms. Ketterer manages
                                                  international equity accounts and is
                                                  also responsible for international
                                                  investment research.  She serves on
                                                  the Investment Policy Committee at
                                                  Hotchkis.  Prior to joining Hotchkis,
                                                  Ms. Ketterer was an associate with
                                                  Bankers Trust and an analyst at Dean
                                                  Witter.



      Foreign government securities               Pacific Investment Management
                                                  Company, 840 Newport Center Drive,
                                                  Suite 360, P.O. Box 6430, Newport
                                                  Beach, California 92658-9030.  PIMCO
                                                  is a registered investment adviser.  Lee
                                                  R. Thomas, III, Senior International
                                                  Portfolio Manager, has been
                                                  responsible for the daily management
                                                  of foreign government securities since
                                                  the Funds' inception.  He joined
                                                  PIMCO in 1995.  Previously he was a
                                                  member of Investcorp's Management
                                                  Committee, where he was responsible
                                                  for global securities and foreign
                                                  exchange trading.  Prior to Investcorp,
                                                  he was associated with Goldman Sachs,
                                                  where he was an Executive Director in
                                                  the fixed income division of the London
                                                  office.

      From time to time in the future upon receipt of appropriate exemptive relief from the Securities and Exchange Commission, Citibank may employ other or additional Subadvisers without shareholder approval, whose fees will also be paid by Citibank. Promptly after hiring a Subadviser without shareholder approval, Citibank will provide shareholders of the affected Fund with an information statement that will include all of the information about the new Subadviser that would otherwise appear in a proxy statement concerning approval of the Subadviser, with the exception of certain subadviser fee information.

      Management Fees. For its services under the Management Agreements, Citibank receives a fee, which is accrued daily and paid monthly, of 0.75% of each Fund's average daily net assets on an annualized basis for that Fund's then-current fiscal year. This fee is higher than the management fee paid by most mutual funds. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.

      For their services to the Funds, Citibank pays the Subadvisers the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages specified below of the aggregate assets of the Funds allocated to the particular Subadviser:

Miller Anderson & Sherrerd LLP     0.625% on first $25 million
                                   0.375% on next $75 million
                                   0.250% on next $400 million
                                   0.20% on assets in excess of $500 million


Franklin Advisers, Inc.            0.58% on first $250 million
                                   0.50% on remaining assets


Hotchkis & Wiley                   0.60% on first 10 million
                                   0.55% on next $40 million
                                   0.45% on next $100 million
                                   0.35% on next $150 million
                                   0.30% on remaining assets

PIMCO                              0.35% on first $200 million
                                   0.30% on remaining assets


      Banking Relationships. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

      Bank Regulatory Matters. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds. Citibank believes that its services under the Management Agreements and the activities performed by it or its affiliates as Service Agents are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and administrative activities by banks. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the investment manager or a Service Agent, the Funds would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

      TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent and dividend disbursing agent for each Fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. Investors Bank & Trust Company acts as the custodian of each Fund's assets. Securities may be held by a sub-custodian bank approved by the Trustees. Investors Bank & Trust Company, through its subsidiary IBT Fund Services (Canada), Inc., provides fund accounting services and calculates the daily net asset value for the Funds.

      DISTRIBUTION ARRANGEMENTS: The Landmark Funds Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, MA 02116 (telephone: (617)423-1679), is the distributor of shares of each Fund. Under a Service Plan which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets of each Fund. Such fees may be used to make payments to the Distributor for distribution services, and to Service Agents and others in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

      During the period they are in effect, the Service Plan and related Distribution Agreement obligate the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Service Plan for any Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement, as applicable, is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Plan for each Fund, the Trustees will review the Plan and the expenses for each Fund separately.

                                  TAX MATTERS

     This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

     Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. Each Fund may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce those Funds' dividends.

     Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Generally, distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income. A portion of distributions from net investment income may be eligible for the dividends-received deduction available to corporations. Distributions of net long-term capital gains will be taxed as such regardless of how long the shares of a Fund have been held.

     Fund distributions will reduce the distributing Fund's net asset value per share. Shareholders who buy shares just before a Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

                            PERFORMANCE INFORMATION

     Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed maybe more or less than their original cost.

     Each Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

     Of course, any fees charged by a shareholder's Service Agent will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of total rate of return quotations for the Funds.

                              GENERAL INFORMATION

     ORGANIZATION: Each Fund is a series of Landmark Funds I. Landmark Funds I is a Massachusetts business trust which was organized on April 13,1984; it also is an open-end management investment company registered under the 1940 Act. Landmark Funds I currently has five active series.

     Each Fund is a diversified mutual fund. Under the 1940 Act, a diversified mutual fund must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the mutual fund and not more than 10% of the voting securities of the issuer.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

     Each Portfolio is a series of Asset Allocation Portfolios, a New York trust. The Declaration of Trust of Asset Allocation Portfolios provides that a Fund and other entities investing in a Portfolio are each liable for all obligations of that Portfolio. It is not expected that the liabilities of a Portfolio would ever exceed its assets.

     VOTING AND OTHER RIGHTS: Landmark Funds I may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of Landmark Funds I have equal voting rights except that, in matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

     At any meeting of shareholders of any Fund, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Service Agent is the holder of record.

     Each Fund's activities are supervised by Landmark Funds I's Board of Trustees. Because Landmark Funds I is a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in a Fund's or Portfolio's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund.

     CERTIFICATES: The Funds' Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

     RETIREMENT PLANS: Investors may be able to establish new accounts in a Fund under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian

Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with their Service Agent and their tax and retirement advisers.

     EXPENSES: In addition to amounts payable under its Management Agreement and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Citibank, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums.

     All fee waivers are voluntary and may be reduced or terminated at any time.
                        -------------------------------

     The Statement of Additional Information dated the date hereof contains more detailed information about the Funds and the Portfolios, including information relating to (i) investment policies and restrictions, (ii) the Trustees, officers and investment manager, (iii) securities transactions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information, (vi) programs for the purchase of shares, and (vii) the determination of net asset value.

     No person has been authorized to give any information or make any representations not contained in this Prospectus or the Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This Prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not lawfully be made.

                                   APPENDIX A
                           PERMITTED INVESTMENTS AND
                              INVESTMENT PRACTICES

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements in order to earn a return on temporarily available cash. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase.

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

     LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and in order to generate additional income, each Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. Such loans must be callable at any time and continuously secured by collateral (cash or U.S. Government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by a Fund would not exceed 30% of the Fund's total assets.

     In the event of the bankruptcy of the other party to a securities loan, repurchase agreement or a reverse repurchase agreement, a Fund could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, the Fund could experience a loss.

     RULE 144A SECURITIES. Each Fund may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Fund's investment limitations. The Trustees will review these determinations. These securities are known as "Rule 144A securities," because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new, and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

     PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

     "WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the Fund does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

     COMMERCIAL PAPER. Each Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days of less from its date of issuance.

     DEPOSITARY RECEIPTS FOR SECURITIES. American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for a Fund to make non-U.S. investments. These securities are not usually traded in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

     OTHER INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations, assets of each Fund may be invested in shares of other investment companies. Each Fund may invest up to 5% of its assets in closed-end investment companies which primarily hold securities of non-U.S. issuers.

     CURRENCY EXCHANGE CONTRACTS. Forward currency exchange contracts may be entered into for each Fund for the purchase or sale of non-U.S. currency to hedge against adverse rate changes or otherwise to achieve the Fund's investment objectives. A currency exchange contract allows a definite price in dollars to be fixed for securities of non-U.S. issuers that have been purchased or sold (but not settled) for the Fund. Entering into such exchange contracts may result in the loss of all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. In addition, entering into such contracts means incurring certain transaction costs and bearing the risk of incurring losses if rates do not move in the direction anticipated.

     SECURITIES RATED Baa or BBB. Each Fund may purchase securities rated Baa by Moody's or BBB by S&P, which may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates.

     ASSET-BACKED SECURITIES. Each Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.

     Each Fund also may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies and backed by the full faith and credit of the U.S. Government, including direct pass-through certificates of GNMA, as well as mortgage-backed securities for which principal and interest payments are backed by the credit of particular agencies of the U.S. Government. Mortgage-backed securities are generally backed or collateralized by a pool of mortgages. These securities are sometimes called collateralized mortgage obligations or CMOs.

     Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment, because the underlying mortgages are refinanced to take advantage of the lower rates. Thus the prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid.

     FUTURES. Because the value of a futures contract changes based on the price of the underlying security or other asset, futures contracts are commonly referred to as "derivatives". Futures contracts are a generally accepted part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. When a Fund purchases or sells a futures contract, it is required to make an initial margin deposit. Although the amount may vary, initial margin can be as low as 1% or less of the face amount of the contract. Additional margin may be required as the contract fluctuates in value. Since the amount of margin is relatively small compared to the value of the securities covered by a futures contract, the potential for gain or loss on a futures contract is much greater then the amount of a Fund's initial margin deposit. None of the Funds currently intends to enter into a futures contract if, as a result, the initial margin deposits on all of that Fund's futures contracts would exceed approximately 5% of the Fund's net assets. Also, each Fund intends to limit its futures contracts so that the value of the securities covered by its futures contracts would not generally exceed 50% of the Fund's other assets and to segregate sufficient assets to meet its obligations under outstanding futures contracts.

     The ability of a Fund to utilize futures contracts successfully will depend on Citibank's or a Subadviser's ability to predict interest rate, stock price or currency movements, which cannot be assured. In addition to general risks associated with any investment, the use of futures contracts entails the risk that, to the extent Citibank's or the Subadviser's view as to interest rate, stock price or currency movements is incorrect, the use of futures contracts, even for hedging purposes, could result in losses greater than if they had not been used. This could happen, for example, if there is a poor correlation between price movements of futures contracts and price movements in a Fund's related portfolio position. Also, the futures markets may not be liquid in all circumstances. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. When futures contracts are used for hedging, even if they are successful in minimizing the risk of loss due to a decline in the value of the hedged position, at the same time they limit any potential gain which might result from an increase in value of such position. As noted, each Fund may also enter into transactions in futures contracts for other than hedging purposes (subject to applicable law), including speculative transactions, which involve greater risk. In particular, in entering into such transactions, a Fund may experience losses which are not offset by gains on other portfolio positions, thereby reducing its gross income. In addition, the markets for such instruments may be extremely volatile from time to time, which could increase the risks incurred by the Fund in entering into such transactions.

     The use of futures contracts potentially exposes a Fund to the effects of "leveraging," which occurs when futures are used so that the Fund's exposure to the market is greater than it would have been if the Fund had invested directly in the underlying securities. "Leveraging" increases a Fund's potential for both gain and loss. As noted above, each of the Funds intends to adhere to certain policies relating to the use of futures contracts, which should have the effect of limiting the amount of leverage by the Fund.

     OPTIONS. Each Fund may write (sell) covered call and put options and purchase call and put options on securities. A Fund will write options on securities for the purpose of increasing its return on such securities and/or to protect the values of its portfolio. In particular, where the Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option which will increase its gross income and will offset in part the reduced value of the portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium.

     By writing a call option on a security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security, since the holder will usually exercise the call option when the market value of the underlying security exceeds the exercise price of the call. However, the Fund retains the risk of depreciation in value of securities on which it has written call options.

     Each of the Funds also may purchase options on a non-U.S. currency in order to protect against currency rate fluctuations. If a Fund purchases a put option on a non-U.S. currency and the value of the U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency. Each Fund also may buy and write options on stock indices.

     Each Fund may purchase and write options to buy or sell interest rate futures contracts and options on stock index futures contracts. Such investment strategies will be used for hedging and non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by a Fund in order to protect against declines in values of portfolio securities or against increases in the cost of securities to be acquired. Purchase of options on futures contracts may present less risk in hedging the portfolio of a Fund than the purchase or sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, the Fund may suffer a loss on the transaction.

     Each Fund may enter into forward foreign currency contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date at a price set at the time of the contract. A Fund may enter into forward contracts for hedging and non-hedging purposes including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates. Each Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of forward contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

     Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

     Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges, while forward contracts may be entered into only in the over-the-counter market. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

     Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

                                   APPENDIX B
                       SALES CHARGE AND PURCHASE PROGRAM
                                  INFORMATION

     Elimination of Initial Sales Charge. Shares of each Fund may be purchased without an initial sales charge by:

(i) tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code (the "Code"),

(ii) trust accounts for which Citibank or any subsidiary or affiliate of Citibank (a "Citibank Affiliate") acts as trustee and exercises discretionary investment management authority,

(iii) accounts purchasing shares through the Private Client Division of Citicorp Investment Services (CIS) or through other programs accessed through the Private Client Division of CIS, or the private banking division of either Citibank, N.A., Citibank FSB or Citicorp Trust, N.A.,

(iv) accounts for which Citibank or any Citibank Affiliate performs investment advisory services,

(v) accounts for which Citibank or any Citibank Affiliate charges fees for acting as custodian,

(vi) trustees of any investment company for which Citibank or any Citibank Affiliate serves as the manager, investment adviser or as a shareholder servicing agent,

(vii) any affiliated person of a Fund, Citibank, the Distributor or any Service Agent,

(viii) shareholder accounts established through a reorganization or similar form of business combination approved by a Fund's Board of Trustees or by the Board of Trustees of any other mutual fund advised or managed by Citibank the terms of which entitle those shareholders to purchase shares of a Fund at net asset value without a sales charge,

(ix) employee benefit plans qualified under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to such minimum requirements as may be established by the Distributor with respect to the number of employees or amount of purchase; currently, these criteria require that (a) the employer establishing the qualified plan have at least 25 eligible employees or
       (b) the amount invested by such qualified plan in a Fund or in any combination of Funds totals a minimum of $500,000,

(x) investors purchasing $250,000 or more of shares. However, a contingent deferred sales charge will be imposed on such investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1.00% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of such shares. In determining whether a contingent deferred sales charge on shares is payable, and if so, the amount of the charge, it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time. All investments made during a calendar month will age one month on the last day of the month and each subsequent month. Any applicable contingent deferred sales charge will be deferred upon an exchange of shares for shares of another

       Fund and deducted from the redemption proceeds when such exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable). The holding period of shares so acquired through an exchange will be aggregated with the period during which the original shares were held. The contingent deferred sales charge will be waived under certain circumstances as provided below. Any applicable contingent deferred sales charges will be paid to the Distributor,

(xi) subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a Fund) if: (i) the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed); and
       (ii) such redemption has occurred no more than 90 days prior to the purchase of shares of the Fund, or

(xii) an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with the Distributor from another investment firm within six months prior to the date of purchase by such investor, if (a) the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds, (b) the redemption is made within 60 days prior to the investment in a Fund, and (c) the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of such redemption.

     Reduced Sales Charge Programs. An individual who is a member of a qualified group may purchase shares of a Fund at the reduced initial sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of shares previously purchased and still owned by the group, plus the amount of the purchase. A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares. A qualified group must have more than ten members, must be available to arrange for group meetings between representatives of the Fund and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

      Reduced initial sales charges on shares also may be achieved through a RIGHT OF ACCUMULATION or a LETTER OF INTENT. Under a RIGHT OF ACCUMULATION eligible investors are permitted to purchase shares of a Fund at the public offering price applicable to the total of (a) the dollar amount then being purchased, plus (b) an amount equal to the then-current net asset value or cost (whichever is higher) of the purchaser's combined holdings in the Funds. The Right of Accumulation may be amended or terminated at any time.

      If an investor anticipates purchasing $25,000 or more of shares of a Fund alone or in combination with shares of the other Funds within a 13-month period, the investor may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to the appointment of an attorney for redemptions of shares if the intended purchases are not completed, by completing a LETTER OF INTENT. Investors should consult "Determination of Net Asset Value; Valuation of Securities; Additional Purchase and Redemption Information" in the Statement of Additional Information and their Service Agents for more information about Rights of Accumulation and Letters of Intent.

      Waivers of Contingent Deferred Sales Charge. The contingent deferred sales charge will be waived for a total or partial redemption made within one year of the death of the shareholder. This waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death. The contingent deferred sales charge also will be waived in connection with:

(i) a lump sum or other distribution in the case of an Individual Retirement Account ("IRA"), a self-employed individual retirement plan (so-called "Keogh Plan") or a custodian account under Section 403(b) of the Code, in each case following attainment of age 59 1/2,

(ii) a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan, and

(iii) a redemption resulting from a tax-free return of an excess contribution to an IRA.

      Contingent deferred sales charge waivers will be granted subject to confirmation of the shareholder's status or holdings, as the case may be.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
H. B. Alvord
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Donald B. Otis
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

CUSTODIAN
Investors Bank & Trust Company
One Lincoln Plaza, Boston, MA 02111

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

PROSPECTUS
_________, 1996





* Affiliated Person of Distributor

                             SUBJECT TO COMPLETION
    Preliminary Statement of Additional Information Dated February 16, 1996


                                                                   Statement of
                                                         Additional Information
                                                             ________ ___, 1996
CITISELECTSM FOLIO 200
CITISELECTSM FOLIO 300
CITISELECTSM FOLIO 400
CITISELECTSM FOLIO 500

      Landmark Funds I (the "Trust") is an investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust offers shares of CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelect FolioSM 500 (collectively, the "Funds"), to which this Statement of Additional Information relates, as well as shares of one other series. The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679. The Trust invests all of the investable assets of the Funds in, respectively, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500 (the "Portfolios"), which are separate series of Asset Allocation Portfolios (the "Portfolio Trust"). The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.

      FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


Table of Contents                                        Page

The Trust                                                B-3
Investment Objectives and Policies                       B-3
Description of Permitted Investments and
  Investment Practices                                   B-4
Investment Restrictions                                  B-18
Performance Information and Advertising                  B-20
Determination of Net Asset Value; Valuation of
  Securities; Additional Redemption Information          B-21
Management                                               B-22
Portfolio Transactions                                   B-29
Description of Shares, Voting Rights and Liabilities     B-30
Certain Additional Tax Matters                           B-32
Financial Statements                                     B-33

      This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Trust's Prospectus, dated _________ __, 1996. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by calling 1-800-________.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE TRUST

      Landmark Funds I (the "Trust") is an investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. This Statement of Additional Information relates to four funds offered by the Trust -- CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500 (collectively, the "Funds").

      The Trust seeks the investment objectives of the Funds by investing all of their investable assets in, respectively, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400, and Asset Allocation Portfolio 500 (the "Portfolios"). The Portfolios are series of Asset Allocation Portfolios (the "Portfolio Trust") and are open-end, diversified management investment companies. Each Portfolio has the same investment objective and policies as the Fund that invests in it. Because each of the Funds invests through its corresponding Portfolio, all references in this Statement of Additional Information to each Fund include such Fund's corresponding Portfolio, except as otherwise noted. In addition, references to the Trust also include the Portfolio Trust, except as otherwise noted.

      Citibank, N.A. ("Citibank" or the "Manager") is investment adviser and also provides certain administrative services to each of the Portfolios and the Trust. Citibank manages the investments of the Portfolios from day to day in accordance with each Portfolio's investment objective and policies. The selection of investments for the Portfolios and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

      The Boards of Trustees of the Trust and the Portfolio Trust provide broad supervision over the affairs of the Funds and the Portfolios, respectively. Shares of the Funds are continuously sold by The Landmark Funds Broker-Dealer Services, Inc., the Funds' distributor ("LFBDS" or the "Distributor"). Shares of each Fund are sold at net asset value plus a sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. LFBDS receives a distribution fee from each Fund pursuant to a Service Plan adopted with respect to shares of the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

                     2. INVESTMENT OBJECTIVES AND POLICIES

      The investment objective of CitiSelect Folio 200 is high total return over time consistent with a primary emphasis on income and a secondary emphasis on capital appreciation.

      The investment objective of CitiSelect Folio 300 is high total return over time consistent with a balanced emphasis on income and capital appreciation.

      The investment objective of CitiSelect Folio 400 is high total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

      The investment objective of CitiSelect Folio 500 is highest total return over time consistent with a primary emphasis on capital appreciation and a secondary emphasis on income for risk reduction purposes.

      The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

      The Prospectus contains a discussion of the various types of securities in which each Fund may invest and the risks involved in such investments. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of each Fund.

      The Funds are asset allocation funds. Asset allocation funds are a basic tool of investment professionals and are differentiated by the use of investment management strategies and techniques that range from the least aggressive to the most aggressive. The Funds offer a convenient way to own a diversified professionally managed portfolio tailored to specific investment goals and expectations of risk and return. While time horizon is a factor, it is not necessarily the determinative factor in choosing to invest in one of the Funds. Investment goals, such as buying a home, educating children or saving for retirement all determine the appropriate asset allocation and amount of risk that an investor seeks.

      CitiSelect Folio 200 is expected to be the least volatile of the four Funds and is designed for the investor who is seeking lower risk provided by substantial investments in income-producing securities, but who also seeks some capital growth. CitiSelect Folio 300 offers a blend of capital appreciation and income for the investor seeking a balanced approach by emphasizing stocks for their higher capital appreciation potential but retaining a significant income component to temper volatility. CitiSelect Folio 400 and CitiSelect Folio 500 are designed for the investor willing and able to take higher risks in the pursuit of long-term capital appreciation. CitiSelect Folio 500 is expected to be the most volatile of the four Funds and is designed for investors who can withstand greater market swings to seek potential long-term rewards. CitiSelect Folio 400 is designed for investors seeking long-term rewards, but with less volatility.

      The Trust has also adopted the following policies with respect to each Fund's investments in (i) warrants and (ii) securities of issuers with less than three years' continuous operation. The Trust's purchases of warrants for each Fund will not exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of its net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Any such warrants will be valued at their market value except that warrants which are attached to securities at the time such securities are acquired for a Fund will be deemed to be without value for the purpose of this restriction. The Trust will not invest more than 5% of each Fund's assets in companies which, including their respective predecessors, have a record of less than three years' continuous operation.

      The Trust may withdraw the investment of any Fund from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Fund's assets would continue to be invested in accordance with the investment policies described herein with respect to that Fund. The policies described above and those described below are not fundamental and may be changed without shareholder approval.

                    3. DESCRIPTION OF PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES

BANK OBLIGATIONS

      Each of the Funds may invest in bank obligations, i.e., certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

MORTGAGE-BACKED SECURITIES

      Each of the Funds may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

      The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

      Each Fund may also invest a portion of its assets in collateralized mortgage obligations or "CMOs," a type of mortgage-backed security. CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

      Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligations is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through certificates to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

CORPORATE ASSET-BACKED SECURITIES

      Each of the Funds may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

      Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

      Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

RULE 144A SECURITIES

      Consistent with applicable investment restrictions, each of the Funds may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. However, none of the Funds invests more than 15% of its net assets in illiquid investments, which include securities for which there is no readily available market, securities subject to contractual restrictions on resale and restricted securities, unless the Board of Trustees of the Trust determine, based on the trading markets for the specific restricted security, that it is liquid. The Trustees may adopt guidelines and delegate to the Manager or to a Subadviser the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations.

      Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Trust's Trustees will carefully monitor each Fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

SECURITIES OF NON-U.S. ISSUERS

      Each of the Funds may invest in securities of non-U.S. issuers. Investing in securities of foreign issuers may involve significant risks not present in domestic investments. For example, the value of such securities fluctuates based on the relative strength on the U.S. dollar. In addition, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Non-U.S. issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in securities of non-U.S. issuers also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of other countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for securities of non-U.S. issuers would be on exchanges or in over-the-counter markets located outside the U.S. Non-U.S. stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some non-U.S. issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Non-U.S. security trading practices, including those involving securities settlement where the Fund's assets may be released prior to receipt of payments, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a non-U.S. broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of non-U.S. securities exchanges, brokers and listed companies than in the U.S.

      Investments in closed-end investment companies which primarily hold securities of non-U.S. issuers may entail the risk that the market value of such investments may be substantially less than their net asset value and that there would be duplication of investment management and other fees and expenses.

      American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other forms of depositary receipts for securities of non-U.S. issuers provide an alternative method for the Funds to make non-U.S. investments. These securities are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

      The Funds may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

REPURCHASE AGREEMENTS

      Each of the Funds may invest in repurchase agreements collateralized by securities in which that Fund may otherwise invest. Repurchase agreements are agreements by which a Fund purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the 1940 Act repurchase agreements may be considered to be loans by the buyer. A Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although that Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Funds are fully collateralized, with such collateral being marked to market daily.

LENDING OF SECURITIES

      Consistent with applicable regulatory requirements and in order to generate income, each of the Funds may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. A Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five days). During the existence of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Fund, would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager or a Subadviser to be of good standing, and when, in the judgment of the Manager or a Subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. If the Manager or a Subadviser determines to make loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the respective Fund's total assets.

WHEN-ISSUED SECURITIES

      Each of the Funds may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the applicable Fund would take delivery of such securities. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with Securities and Exchange Commission policies. Since those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the respective Fund will always have cash, cash equivalents, or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, even though the Funds do not intend to make such purchases for speculative purposes and intend to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Manager or a Subadviser determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities, the Fund would be required to meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the Fund's payment obligation).

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

      Because each of the Funds may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds may enter into foreign currency exchange transactions to convert United States currency to foreign currency and foreign currency to United States currency, as well as convert foreign currency to other foreign currencies. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies. The Funds may also enter into foreign currency hedging transactions in an attempt to protect the value of the assets of the respective Fund as measured in U.S. dollars from unfavorable changes in currency exchange rates and control regulations. (Although each Fund's assets are valued daily in terms of U.S. dollars, the Trust does not intend to convert a Fund's holdings of other currencies into U.S. dollars on a daily basis.)

      The Funds may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although currency exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a currency at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no fees or commissions are charged at any stage for trades.

     When a Fund enters into a contract for the purchase or sale of a security denominated in a non-U.S. currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of non-U.S. currency involved in the underlying security transaction, the Fund will be able to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the non-U.S. currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

      When the Manager or a Subadviser believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of non-U.S. currency approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of a short-term hedging strategy is highly uncertain. The Funds do not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts obligates a Fund to deliver an amount of non-U.S. currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

      The Funds generally would not enter into a forward contract with a term greater than one year. At the maturity of a forward contract, a Fund will either sell the security and make delivery of the non-U.S. currency, or retain the security and terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

      It is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

     Each of the Funds may also purchase put options on a non-U.S. currency in order to protect against currency rate fluctuations. If a Fund purchases a put option on a non-U.S. currency and the value of the U.S. currency declines, the Fund will have the right to sell the non-U.S. currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on the Fund which otherwise would have resulted. Conversely, where a rise in the U.S. dollar value of another currency is projected, and where the Fund anticipates investing in securities traded in such currency, the Fund may purchase call options on the non-U.S. currency.

      The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. However, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

      The Funds may write options on non-U.S. currencies for hedging purposes or otherwise to achieve their investment objectives. For example, where a Fund anticipates a decline in the value of the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund will be offset by the amount of the premium received.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

      Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash, short-term money market instruments or high quality debt securities in an account with the custodian in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

      Investing in ADRs presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of ADRs. For example, decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the ADRs covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in ADRs.

      Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the Manager or a Subadviser. It should also be realized that this method of protecting the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

      Each Fund has established procedures consistent with policies of the Securities and Exchange Commission concerning forward contracts. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, each Fund expects to always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk.

OPTIONS

      Each of the Funds may write covered call and put options and purchase call and put options on securities. Call and put options written by a Fund may be covered in the manner set forth below.

      A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. A put option written by a Fund is "covered" if the Fund maintains cash, short term money market instruments or high quality debt securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counter party with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

      Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

      Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

      Each of the Funds may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right, but not the obligation, to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

      Each of the Funds may cover call options on stock indices by owning securities whose price changes, in the opinion of the Manager or a Subadviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. A Fund may cover put options on stock indices by maintaining cash, short-term money market instruments or high quality debt securities with a value equal to the exercise price in a segregated account with its custodian, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

      A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

      Each of the Funds may also purchase put options on stock indices to hedge the Fund's investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.

      The purchase of call options on stock indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.

      Each of the Funds may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.

FUTURES CONTRACTS

      Each of the Funds may enter into interest rate futures contracts, stock index futures contracts and/or foreign currency futures contracts. Such investment strategies will be used for hedging purposes and for nonhedging purposes, subject to applicable law.

      A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange.

      While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when a Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into.

      A Fund may purchase or sell futures contracts to attempt to protect the Fund from fluctuations in interest rates, or to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses or enhance potential gain, without actually buying or selling debt securities. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.

      Similarly, when it is expected that interest rates may decline, a Fund might enter into futures contracts for the purchase of debt securities. Such a purchase would be intended to have much the same effect as if the Fund purchased bonds, or as if the Fund sold shorter-term bonds and purchased longer-term bonds. If interest rates did decline, the value of the futures contracts would increase.

      Each of the Funds may purchase and sell foreign currency futures contracts to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.

      Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

      Although the use of futures for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position.

      In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the debt securities underlying such contracts correlate with movements in the value of the Fund's securities. If the security underlying a futures contract is different than the security being hedged, they may not move to the same extent or in the same direction. In that event, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the securities which the Fund would otherwise buy and sell.

      The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

      The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Investments in futures contracts also entail the risk that if the Manager's or a Subadviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a Fund hedged against the possibility of an increase in interest rates which would adversely affect the price of the Fund's bonds and interest rates decrease instead, part or all of the benefit of the increased value of the Fund's bonds which were hedged will be lost because the Fund will have offsetting losses in its futures positions. Similarly, if a Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions which will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

      Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Manager does not believe that these trading and position limits would have an adverse impact on a Fund's hedging strategies.

      CFTC regulations require compliance with certain limitations in order to assure that a Fund is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations prohibit a Fund from purchasing or selling futures contracts (other than for bona fide hedging transactions) if, immediately thereafter, the sum of the amount of initial margin required to establish that Fund's non-hedging futures positions would exceed 5% of that Fund's net assets.

      Each Fund will comply with this CFTC requirement, and each Fund currently intends to adhere to the additional policies described below. First, an amount of cash or cash equivalents will be maintained by each Fund in a segregated account with the Fund's custodian so that the amount so segregated, plus the initial margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract. The second is that a Fund will not enter into a futures contract if immediately thereafter the amount of initial margin deposits on all the futures contracts held by the Fund would exceed approximately 5% of the net assets of the Fund. The third is that the aggregate market value of the futures contracts held by a Fund not exceed approximately 50% of the market value of the Fund's total assets other than its futures contracts. For purposes of this third policy, "market value" of a futures contract is deemed to be the amount obtained by multiplying the number of units covered by the futures contract times the per unit price of the securities covered by that contract.

      The ability of a Fund to engage in futures transactions may be limited by the current federal income tax requirement that less than 30% of a Fund's gross income be derived from the sale or other disposition of stock or securities held for less than three months. In addition, the use of futures contracts may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Certain Additional Tax Matters."

OPTIONS ON FUTURES CONTRACTS

      Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

      An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

      A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series, (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

      Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

      Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index, underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account with its custodian. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash, short-term money market instruments or high quality debt securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash, short-term money market instruments or high quality debt securities in a segregated account with its custodian. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

      Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

                           4. INVESTMENT RESTRICTIONS

      The Trust, on behalf of the Funds, and the Portfolio Trust, on behalf of the Portfolios, have each adopted the following policies which may not be changed with respect to any Fund or Portfolio without approval by holders of a majority of the outstanding voting securities of that Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

      None of the Funds or Portfolios may:

      (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the current value of its net assets, including the amount borrowed (nor purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or Portfolio, taken at market value). It is intended that a Fund or Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or beneficial interests in the Portfolio while effecting an orderly liquidation of portfolio securities.

      (2) Make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of the Fund's or Portfolio's total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions. The purchase of short-term commercial paper or a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan.

      (3) Purchase securities of any issuer if such purchase at the time thereof would cause with respect to 75% of the total assets of the Fund or Portfolio more than 10% of the voting securities of such issuer to be held by the Fund or Portfolio, except that, with respect to each Fund, the applicable Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as those with respect to the Fund (a "Qualifying Portfolio").

      (4) Purchase securities of any issuer if such purchase at the time thereof would cause as to 75% of the Fund's or Portfolio's total assets more than 5% of the Fund's or Portfolio's assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States, any state or political subdivision thereof, or any political subdivision of any such state, or any agency or instrumentality of the United States or of any state or of any political subdivision of any state), except that, with respect to each Fund, the Trust may invest all or substantially all of the Fund's assets in a Qualifying Portfolio.

      (5) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's or Portfolio's investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry.

      (6) Underwrite securities issued by other persons, except that all the assets of the Fund may be invested in a Qualifying Portfolio and except in so far as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act in selling a security.

      (7) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (each of the Fund and the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio).

      (8) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options, futures contracts, and options on futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction and except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

STATE AND FEDERAL RESTRICTIONS

      In order to comply with certain state and federal statutes and policies each Fund and each Portfolio does not as a matter of operating policy:

      (i) borrow money for any purpose in excess of 10% of the net assets of the Fund or Portfolio (taken at cost) (moreover, the Fund or Portfolio will not purchase any securities for the Fund or Portfolio at any time at which borrowings exceed 5% of the total assets of the Fund or Portfolio (taken at market value)),

      (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund or Portfolio (taken at market value),

      (iii) sell any security which the Fund or Portfolio does not own unless by virtue of the ownership of other securities there is at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions (provided that this limitation shall not prevent the Fund or Portfolio from entering into futures contracts or options thereon),

      (iv) invest for the purpose of exercising control or management, except that all of the assets of the Fund may be invested in a Qualifying Portfolio,

      (v) purchase securities issued by any registered investment company, except that all of the assets of the Fund may be invested in a Qualifying Portfolio and except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund or Portfolio will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund or Portfolio (taken in each case at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held for the Fund or Portfolio (for purposes of this clause (v) securities of non-U.S. banks shall be treated as investment company securities, except that debt securities and non-voting preferred stock of non-U.S. banks are not subject to the 10% limitation described herein),

      (vi) invest more than 15% of the net assets of the Fund or Portfolio in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days, except that all the assets of the Fund may be invested in a Qualifying Portfolio,

      (vii) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or of the Portfolio Trust, or is an officer or director of the Manager, if after the purchase of the securities of such issuer by the Fund or Portfolio, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value,

      (viii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund or Portfolio (taken at market value) is held as collateral for such sales at any one time (the Funds and Portfolios do not presently intend to make such short sales for investment purposes).

      These policies are not fundamental and may be changed by each Fund or Portfolio without the approval of its shareholders or holders of beneficial interests in response to changes in the various state and federal requirements.

PERCENTAGE AND RATING RESTRICTIONS

      If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                   5. PERFORMANCE INFORMATION AND ADVERTISING

      A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result. Total rates of return may also be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

      From time to time, advertising and marketing material of any of the Funds may include charts showing the historical performance of hypothetical portfolios comprised of classes of assets similar to those in which the Funds invest. The classes of assets will be represented by the historical performance of specific unmanaged indices. The information contained in such charts should not be viewed as a projection of results of any of the Funds or as the historical performance of any of the Funds. In addition, the past performance illustrated by such charts should not be viewed as a guarantee of future results.

               6. DETERMINATION OF NET ASSET VALUE; VALUATION OF
                 SECURITIES; ADDITIONAL REDEMPTION INFORMATION

      The net asset value of each share of each Fund is determined each day during which the New York Stock Exchange is open for trading ("Business Day"). As of the date of this Statement of Additional Information, such Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value of shares of a Fund is made once each day as of the close of regular trading on such Exchange by adding the market value of all securities and other assets of a Fund (including the Fund's interest in its Portfolio), then subtracting the liabilities of the Fund, and then dividing the result by the number of outstanding shares of the Fund. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.

      For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange and may also take place on days on which the Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

      Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

      Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption or repurchase price of shares of the Funds, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

      The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the Securities and Exchange Commission (the "SEC") exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                                 7. MANAGEMENT

TRUSTEES

      The Trustees and officers of the Trust and the Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio Trust. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts. The address of the Portfolio Trust is Elizabethan Square, George Town, Grand Cayman, British West Indies.

TRUSTEES OF THE TRUST

H.B. ALVORD (aged 73) -- Treasurer-Tax Collector, County of Los Angeles (retired, March, 1984); Chairman, certain registered investment companies in the 59 Wall Street funds group. His address is P.O. Box 1812, Pebble Beach, California.

PHILIP W. COOLIDGE* (aged 44) -- President of the Trust and the Portfolio Trust; Chief Executive Officer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

RILEY C. GILLEY (aged 69) -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON (aged 55) -- Professor, Babson College (since September,
1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September,

1993); Consultant to PanAgora Asset Management (since 1994). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY (aged 44) -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager, Rockefeller & Co. (March, 1988 to July, 1990); Trustee, Mainstay Institutional Funds (since December,
1990). Her address is P.O. Box 9572, New Haven, Connecticut.

C. OSCAR MORONG, JR. (aged 60) -- Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993); Director, Indonesia Fund; Director, MAS Funds. His address is 1385 Outlook Drive West, Mountainside, New Jersey.

DONALD B. OTIS (aged 76) -- Director of Investor Relations, International Business Machines Corporation (retired February, 1982). His address is 6300 Midnight Pass Road, Sarasota, Florida.

E. KIRBY WARREN (aged 61) -- Professor of Management, Graduate School of Business, Columbia University (since 1987); Samuel Bronfman Professor of Democratic Business Enterprise (1978-1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

WILLIAM S. WOODS, JR. (aged 75) -- Vice President-Investments, Sun Company, Inc. (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.

TRUSTEES OF THE PORTFOLIO TRUST

ELLIOTT J. BERV (aged 52) -- Chairman and Director, Catalyst, Inc.
(Management Consultants)(since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants)(June, 1991 to June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants)(since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE* (aged 44) -- President of the Trust and the Portfolio Trust; Chief Executive Officer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

MARK T. FINN (aged 52) -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm)(since April, 1990); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

WALTER E. ROBB, III (aged 69) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (corporate financial advisers) (since
1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors)(since
1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

OFFICERS OF THE TRUST AND THE PORTFOLIO TRUST

PHILIP W. COOLIDGE* (aged 44) -- President of the Trust and the Portfolio Trust; Chief Executive Officer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

DAVID G. DANIELSON* (aged 30) -- Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Manager, Signature Financial Group, Inc. (since May,
1991); Graduate Student, Northeastern University (April, 1990 to March, 1991).

JOHN R. ELDER* (aged 47) -- Treasurer of the Trust and the Portfolio
Trust; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer of the Phoenix Family of Mutual Funds, Phoenix Home Life Mutual Insurance Company (1983 to March, 1995).

LINDA T. GIBSON* (aged 30) -- Assistant Secretary of the Trust and the Portfolio Trust; Legal Counsel, Signature Financial Group, Inc. (since June,
1991); Law Student, Boston University School of Law (September, 1989 to May,
1992); Product Manager, Signature Financial Group, Inc. (January, 1989 to September, 1989).

SUSAN JAKUBOSKI* (aged 31) -- Assistant Secretary of the Trust and Vice President, Assistant Treasurer and Assistant Secretary of the Portfolio Trust; Manager, Signature Financial Group (Cayman) Ltd. (since August, 1994); Senior Fund Administrator, Signature Financial Group, Inc. (since August, 1994); Assistant Treasurer, Signature Broker-Dealer Services, Inc. (since September,
1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994); Senior Fund Accountant, Neuberger & Berman Management, Inc. (from February, 1988 to November, 1990); Customer Service Representative, I.B.J. Schroder (prior to 1988). Her address is Elizabethan Square, George Town, Grand Cayman, Cayman Islands, BWI.

THOMAS M. LENZ* (aged 37) -- Secretary of the Trust and the Portfolio
Trust; Vice President and Associate General Counsel, Signature Financial Group, Inc. (since November, 1989); Assistant Secretary, Signature Broker-Dealer Services, Inc. (since February, 1991); Attorney, Ropes & Gray (September, 1984 to November, 1989).

MOLLY S. MUGLER* (aged 44) -- Assistant Secretary of the Trust and the Portfolio Trust; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since December, 1988); Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

BARBARA M. O'DETTE* (aged 36) -- Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Treasurer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

ANDRES E. SALDANA* (aged 33) -- Assistant Secretary of the Trust and the Portfolio Trust; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since November, 1992); Attorney, Ropes & Gray (September, 1990 to November, 1992).

DANIEL E. SHEA* (aged 33) -- Assistant Treasurer of the Trust and the Portfolio Trust; Assistant Manager of Fund Administration, Signature Financial Group, Inc. (since November, 1993); Supervisor and Senior Technical Advisor, Putnam Investments (prior to 1990).

     The Trustees and officers of the Trust and the Portfolio Trust also hold comparable positions with certain other funds for which The Landmark Funds Broker-Dealer Services, Inc., Signature Financial Group, Inc. or their affiliates serve as the distributor or administrator.

      As of the date of this Statement of Additional Information, there are no shareholders of any of the Funds.

      The Trustees of the Trust (with the exception of Mr. Coolidge, who received no remuneration from the Trust or the Portfolio Trust) received the following remuneration from the Trust during its fiscal year ended December 31, 1995:


                                                                                    TOTAL
                                           PENSION OR                            COMPENSATION
                          AGGREGATE        RETIREMENT                          FROM REGISTRANT
                        COMPENSATION    BENEFITS ACCRUED     ESTIMATED ANNUAL      AND FUND
   NAME OF PERSON,          FROM        AS PART OF FUND       BENEFITS UPON      COMPLEX PAID
      POSITION            REGISTRANT        EXPENSES           RETIREMENT       TO TRUSTEES (1)

H.B. ALVORD              $ 3,198.55           NONE                NONE            $40,000.00
RILEY C. GILLEY          $ 4,352.29           NONE                NONE            $44,000.00
DIANA R. HARRINGTON      $ 3,921.20           NONE                NONE            $40,000.00
SUSAN B. KERLEY          $ 3,921.20           NONE                NONE            $40,000.00
C. OSCAR MORONG, JR.     $ 3,606.47           NONE                NONE            $44,500.00
DONALD B. OTIS           $ 7,758.16           NONE                NONE            $40,000.00
E. KIRBY WARREN          $ 3,606.47           NONE                NONE            $44,500.00
WILLIAM S. WOODS, JR.    $ 4,582.57           NONE                NONE            $44,000.00

(1) Information relates to the fiscal year ended December 31, 1995. Messrs. Alvord, Coolidge, Gilley, Morong, Otis, Warren and Woods and Mses. Harrington and Kerley are trustees of 16, 32, 15, 16, 11, 16, 15, 15 and 15 funds, respectively, of the Landmark Family of Funds.

      The Declaration of Trust of the Trust and the Portfolio Trust provide that the Trust and the Portfolio Trust, respectively, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or the Portfolio Trust, as the case may be, unless, as to liability to the Trust, the Portfolio Trust or their respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or the Portfolio Trust, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust or the Portfolio Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER

      Citibank manages the assets of each Portfolio and provides certain administrative services to the Trust and the Portfolio Trust pursuant to separate management agreements (the "Management Agreements"). Subject to such policies as the Board of Trustees of the Portfolio Trust may determine, Citibank manages the securities of each Portfolio and makes investment decisions for each Portfolio. Citibank furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting securities transactions for each Portfolio. The Management Agreement with the Portfolio Trust provides that Citibank may delegate the daily management of the securities of each Portfolio to one or more Subadvisers. The Management Agreement with the Portfolio Trust will continue in effect until February 9, 1998 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust or by a vote of a majority of the outstanding voting securities of the applicable Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. The Management Agreement with the Trust will continue in effect until February 9, 1998 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

      Citibank provides the Trust and the Portfolio Trust with general office facilities and supervises the overall administration of the Trust and the Portfolio Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Trust's or the Portfolio Trust's independent contractors and agents; the preparation and filing of all documents required for compliance by the Trust or the Portfolio Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust or the Portfolio Trust. Trustees, officers, and investors in the Trust and the Portfolio Trust are or may be or may become interested in Citibank, as directors, officers, employees, or otherwise and directors, officers and employees of Citibank are or may become similarly interested in the Trust and the Portfolio Trust.

      Each Management Agreement provides that Citibank may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust or the Trust, as the case may be, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or Fund or by a vote of a majority of the Board of Trustees of the Portfolio Trust or the Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with the Portfolio Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Portfolio Trust. The Management Agreement with the Trust provides that neither Citibank nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

      The Prospectus contains a description of the fees payable to Citibank for services under each of the Management Agreements. Citibank, if required by state law, will reimburse the Funds and Portfolios or waive all or a portion of its management fees to the extent that the expenses of a Fund and its corresponding Portfolio exceed the expense limitation prescribed by any state in which that Fund is qualified for offer or sale.

      Pursuant to a sub-administrative services agreement with Citibank, LFBDS performs such sub-administrative duties for the Trust and the Portfolio Trust as from time to time are agreed upon by Citibank and LFBDS. For performing such sub-administrative services, LFBDS receives compensation as from time to time is agreed upon by Citibank, not in excess of the amount paid to Citibank for its services under the Management Agreements with the Trust and the Portfolio Trust. All such compensation is paid by Citibank.

      Citibank has entered into separate Submanagement Agreements with the Subadvisers listed below for the kinds of assets of each Fund noted opposite the Subadvisers' names. Each Subadviser's compensation is described in the Prospectus and is payable by Citibank.

Large cap value securities              Miller Anderson & Sherrerd LLP


Small cap value securities              Franklin Advisers, Inc.


International equity securities         Hotchkis & Wiley

Foreign government securities           Pacific Investment Management Company

      It is the responsibility of the Subadviser to make the day-to-day investment decisions for their allocated assets of the Funds, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervisions of Citibank. Each Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Funds allocated to it and effecting securities transactions concerning those assets.

      Each Submanagement Agreement will continue in effect as to each applicable Portfolio until February 9, 1998 and thereafter as long as such continuance is specifically approved at least annually by the Board of Trustees of the Portfolio Trust as to that Portfolio or by a vote of a majority of the outstanding voting securities of that Portfolio, and, in either case, by a majority of the Trustees of the Portfolio Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

      Each Submanagement Agreement provides that the applicable Subadviser may render services to others. Each Submanagement Agreement is terminable as to any Portfolio without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or by a vote of a majority of the Board of Trustees of the Portfolio Trust, or by Citibank on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Submanagement Agreement may be terminated by the applicable Subadviser on not less than 90 days' written notice. Each Submanagement Agreement provides that neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for any Portfolio, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Submanagement Agreement.

DISTRIBUTOR

      LFBDS, 6 St. James Avenue, Boston, MA 02116, serves as the Distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement"). Unless otherwise terminated the Distribution Agreement remains in effect until February 9, 1997, and thereafter will continue from year to year upon annual approval by the Trust's Board of Trustees, or by the vote of a majority of the outstanding voting securities of the Trust and by the vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

      Under a Service Plan ("Service Plan") which has been adopted in accordance with Rule 12b-1 under the 1940 Act, the Funds may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets of each Fund. Such fees may be used to make payments to the Distributor for distribution services, to securities dealers and other industry professionals (called Service Agents) that have entered into service agreements with the Distributor and others in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The Funds and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Service Plan and the purposes for which the expenditures were made.

      The Distribution Agreement obligates the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for under the Distribution Agreement for any Fund, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Each Fund will pay the fees to the Distributor, Service Agents and others until the Service Plan or Distribution Agreement, as applicable, is terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Plan for each Fund, the Trustees will review the Plan and the expenses for each Fund separately.

      From time to time the Distributor may make payments for distribution out of its past profits or any other sources available to it.

      The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of each Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Service Plan may be terminated with respect to any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

      As contemplated by the Service Plan, LFBDS acts as the agent of the Trust in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement.

      The Distributor may enter into agreements with Service Agents and may pay compensation to such Service Agents for accounts for which the Service Agents are holders of record. Payments may be made to the Service Agents out of the distribution fees received by the Distributor and out of the Distributor's past profits.

TRANSFER AGENT AND CUSTODIAN

      The Trust has entered into a Transfer Agency and Service Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as transfer agent for each Fund. The Trust has also entered into a Custodian Agreement with Investors Bank & Trust Company ("IBT") and a Fund Accounting Agreement with IBT's subsidiary IBT Fund Services (Canda), Inc., pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. See "Transfer Agent, Custodian and Fund Accountant" in the Prospectus for additional information.

      The Portfolio Trust, on behalf of the Portfolios, has entered into Custodian Agreements with IBT pursuant to which IBT acts as custodian for each Portfolio. The Portfolio Trust, on behalf of the Portfolios, has entered into Fund Accounting Agreements with IBT Fund Services (Canada), Inc. pursuant to which IBT Fund Services (Canada), Inc. provides fund accounting services for each Portfolio. Pursuant to separate Transfer Agency and Service Agreements with the Portfolio Trust, on behalf of the Portfolios, Signature Financial Services, Inc. provides transfer agency services to each Portfolio.

     The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. The principal business address of IBT is One Lincoln Plaza, Boston, Massachusetts 02111. The principal business address of Signature Financial Services, Inc. is 6 St. James Avenue, Boston, Massachusetts 02116.

AUDITORS

      Price Waterhouse LLP are the independent certified public accountants for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of Price Waterhouse LLP is 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse are the chartered accountants for the Portfolio Trust. The address of Price Waterhouse is Suite 3000, 1 First Canadian Place, Toronto, Ontario M5X 1H7, Canada.

                           8. PORTFOLIO TRANSACTIONS

      The Trust trades securities for a Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. The turnover rate for each Fund is not expected to exceed 100% annually. Specific decisions to purchase or sell securities for each Fund are made by a portfolio manager who is an employee of Citibank and who is appointed and supervised by its senior officers or by a Subadviser. The portfolio manager or Subadviser may serve other clients of Citibank in a similar capacity.

      In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which the Manager, the Subadvisers or their affiliates exercise investment discretion. The Manager and the Subadvisers are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Manager or the applicable Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Manager, the Subadvisers and their affiliates have with respect to accounts over which they exercise investment discretion. The Trustees of the Trust shall periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.

      The investment advisory fee that each Fund pays to Citibank will not be reduced as a consequence of Citibank's receipt of brokerage and research services. While such services are not expected to reduce the expenses of Citibank, Citibank would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

      In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of Citibank's or a Subadviser's other clients. Investment decisions for each Fund and for Citibank's and the Subadvisers' other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by Citibank or a Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

            9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

      The Trust's Declaration of the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. While there are at present no series of the Trust other than the Funds and Landmark Balanced Fund, the Trust has reserved the right to create and issue additional series and classes of shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution. Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

      Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

      The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

      Share certificates will not be issued.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

      The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      The Portfolios are series of the Portfolio Trust, which is organized as a New York trust. The Portfolio Trust's Declaration of Trust provides that investors in the Portfolios (e.g., other investment companies (including the corresponding Funds), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolios. However, the risk of any Fund that invests through a Portfolio incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of any Portfolio would ever exceed its assets.

      Each investor in a Portfolio, including the corresponding Fund, may add to or withdraw from its investment in the applicable Portfolio on each Business Day. As of the close of regular trading on each Business Day, the value of each investor's beneficial interest in each Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected on that day are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of regular trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the next following Business Day.

                       10. CERTAIN ADDITIONAL TAX MATTERS

      Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition and holding period of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds, although non-U.S. source income earned by each Fund may be subject to non-U.S. withholding taxes. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders. The Portfolio Trust believes the Portfolios also will not be required to pay any U.S. federal income or excise taxes on their income.

      The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

      In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of shares of a Fund within 90 days after their purchase followed by any purchase (including purchases by exchange or by reinvestment) of shares of that Fund or of another Landmark Fund without payment of any additional sales charge.

      Each Fund's transactions in forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

      Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

      Special tax considerations apply with respect to non-U.S. investments of the Funds. Use of non-U.S. currencies for non-hedging purposes may be limited in order to avoid a tax on the Funds. Investment by a Fund in certain "passive foreign investment companies" may also be limited in order to avoid a tax on the Fund. Investment income received by a Fund from non-U.S. securities may be subject to non-U.S. income taxes withheld at the source. The United States has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. The Funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine the Funds' effective rate of non-U.S. tax in advance since the amount of the Funds' respective assets to be invested within various countries is not known. Shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Funds.

                            11. FINANCIAL STATEMENTS

      Not applicable.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President*
H.B. Alvord
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Donald B. Otis
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*

*Affiliated Person of the Distributor


INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

CUSTODIAN
Investors Bank & Trust Company
One Lincoln Plaza, Boston, MA 02111

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

                                     PART C

Item 24.  Financial Statements and Exhibits.

      (a)  Financial Statements Included in Part A:
           Not applicable.

           Financial Statements Included in Part B:
           Not applicable.

      (b)  Exhibits


                *   1(a)   Amended and Restated Declaration of Trust of the Registrant
      ****,*****,   1(b)   Amendments to Amended and Restated Declaration of Trust of
          *******          the Registrant
                *   2(a)   Amended and Restated By-Laws of the Registrant
             ****   2(b)   Amendment to Amended and Restated By-Laws of the Registrant
           ******   5(a)   Form of Management Agreement between Asset
                           Allocation Portfolios and Citibank, N.A., as
                           investment manager and administrator
          ******,   5(b)   Forms of Sub Management Agreements
or filed herewith
           ******   6      Form of Distribution Agreement between the Registrant and The
                           Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), as
                           distributor
             ****   7      Form of Custodian Agreement between the Registrant, on behalf of the Funds, and Investors Bank & Trust Company ("IBT"), as
                           custodian
           ******   9(a)   Form of Management Agreement between the Registrant and
                           Citibank, N.A., as administrator
                *   9(b)   Form of Transfer Agency and Service Agreement
                           between the Registrant and State Street Bank and
                           Trust Company, as transfer agent
           ******   15     Form of Service Plan of the Registrant
        *,**,***,   25     Powers of Attorney for the Registrant
         *******,
or filed herewith

---------------------
      * Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on March 2, 1992.
     ** Incorporated by reference to Post-Effective Amendment No. 9 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 13, 1993.
    *** Incorporated by reference to Post-Effective Amendment No. 10 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1993.

   **** Incorporated by reference to Post-Effective Amendment No. 12 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on October 14, 1994.
  ***** Incorporated by reference to Post-Effective Amendment No. 14 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on March 3, 1995.
 ****** Incorporated by reference to Post-Effective Amendment No. 15 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 15, 1995.
******* Incorporated by reference to Post-Effective Amendment No. 16 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 5, 1996.


Item 25.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.


Item 26.  Number of Holders of Securities.

               Title of Class           Number of Record Holders


       Shares of Beneficial Interest     As of February 15, 1996
            (without par value)


       CitiSelectSM Folio 200                      0
       CitiSelectSM Folio 300                      0
       CitiSelectSM Folio 400                      0
       CitiSelectSM Folio 500                      0

Item 27.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A; (b) Section 6 of the Service Agreement between the Registrant and LFBDS, filed as an Exhibit to Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Advisers.

     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free

Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income
Fund) and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). As of December 31, 1994, Citibank and its affiliates managed assets in excess of $73 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, Pei-yuan Chia, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are D. Wayne Calloway, Chairman and Chief Executive Officer, PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, The Boeing Company, Seattle, Washington; Mario Henrique Simonsen, Vice Chairman, Brazilian Institute of Economics, The Getulio Vargas Foundation; Roger B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont De Nemours & Company.

     Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway        Director, Exxon Corporation
                         Director, General Electric Company
                         Director, Pepsico, Inc.

Colby H. Chandler        Director, Digital Equipment Corporation
                         Director, Ford Motor Company
                         Director, J.C. Penney Company, Inc.

Pei-yuan Chia            None

Paul J. Collins          Director, Kimberly-Clark Corporation

Kenneth T. Derr          Director, Chevron Corporation
                         Director, Potlatch Corporation

H.J. Haynes              Director, Bechtel Group, Inc.
                         Director, Boeing Company
                         Director, Fremont Group, Inc.
                         Director, Hewlett-Packard Company
                         Director, Paccar Inc.
                         Director, Saudi Arabian Oil Company

John S. Reed             Director, Monsanto Company
                         Director, Philip Morris Companies
                          Incorporated
                         Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes        Director, Private Export Funding
                           Corporation

Rozanne L. Ridgway       Director, 3M
                         Director, Bell Atlantic Corporation
                         Director, Boeing Company
                         Director, Emerson Electric Company
                         Member-International Advisory Board,
                          New Perspective Fund, Inc.
                         Director, RJR Nabisco, Inc.
                         Director, Sara Lee Corporation
                         Director, Union Carbide Corporation

H. Onno Ruding           Member, Board of Supervisory Directors,
                          Amsterdam Trustee's Kantoor
                         Advisor, Intercena (C&A) (Netherlands)
                         Member, Board of Supervisory Directors,
                          Pechiney Nederland N.V.
                         Member, Board of Advisers, Robeco N.V.
                         Advisory Director, Unilever N.V.
                         Advisory Director, Unilever PLC

Robert B. Shapiro        Director, G.D. Searle & Co.
                         Director, Liposome Technology, Inc.
                         Director, Monsanto Company
                         Director, The Nutrasweet Company

Frank A. Shrontz         Director, 3M
                         Director, Baseball of Seattle, Inc.
                         Director, Boeing Company
                         Director, Boise Cascade Corp.

Mario Henrique Simonsen  Director, Companhia Bozano Simonsen
                          Comercioe E Industria
                         Director, Companhia Monteia & Aranha
                         President, Simposium Consultoria E
                          Servicos Tecnicos LTDA

Roger B. Smith           Director, International Paper Company
                         Director, Johnson & Johnson
                         Director, Pepsico, Inc.
                         Director, Rubatex Corporation




Franklin A. Thomas       Director, Aluminum Company of America
                         Director, American Telephone & Telegraph,
                          Co.
                         Director, CBS, Inc.
                         Director, Cummins Engine Company, Inc.
                         Director, Pepsico, Inc.

Edgar S. Woolard, Jr.    Director, E.I. DuPont De Nemours &
                          Company
                         Director, International Business Machines
                          Corp.
                         Director, Seagram Company, Ltd.




     Franklin Advisers, Inc. ("Franklin"), a sub-adviser of the Registrant, maintains its principal office at 777 Mariners Island Blvd., San Mateo, California 94404. Franklin, a California corporation incorporated in 1985, is a registered investment adviser under the Investment Company Act of 1940 and is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned holding company. Franklin is an investment adviser to various open-end and closed-end investment companies.

     William P. Lippman has been senior vice president of Franklin since June, 1988. Prior to joining Franklin, Mr. Lippman was president of L.F. Rothschild Fund Management, Inc. He is president and director of Franklin Managed Trust, which includes Franklin Rising Dividends Fund, Franklin Corporate Qualified Dividend Fund, Franklin Investment Grade Income Fund and Franklin MicroCap Value Fund. Mr. Lippman also manages Franklin Balance Sheet Investment Fund and the Franklin Valuemark Rising Dividends Fund. Bruce C. Baughman is co-portfolio manager for the Franklin Rising Dividends Fund, Franklin Balance Sheet Investment Fund, Franklin Valuemark Rising Dividends Fund and Franklin MicroCap Value Fund. Prior to joining Franklin Advisers in 1988, Mr. Baughman served as a portfolio manager with L.F. Rothschild. Margaret McGee is a securities analyst and is responsible for research and compliance for the Franklin Rising Dividends Fund, Franklin Investment Grade Income Fund, Franklin Balance Sheet Investment Fund, Franklin Corporate Qualified Dividend Fund, Valuemark III Rising Dividend Fund, Valuemark III Investment Grade Intermediate Bond Fund and the MicroCap Value Fund. Prior to joining Franklin in 1988, Ms. McGee worked as an assistant to the CFO and operations supervisor for the Pilgrim Group, Inc.

     Each of the individuals named below is an officer and/or Director of Franklin and has the affiliations indicated:




Name:                          Affiliations:


Charles Bartlett Johnson       President and Director, Franklin Resources, Inc.
   Chairman of the Board       Director, Templeton Worldwide, Inc.
                               Chairman of Board, Franklin/Templeton Distributors,
                                  Inc.
                               Director, Franklin Management, Inc.
                               Director, Franklin Institutional Services Corporation
                               Director, Franklin Templeton Trust Company
                               Director, Franklin/Templeton Investor Services, Inc.
                               Director, Property Resources, Inc.
                               Director, Franklin Bank
                               Director, Franklin Capital Corporation
                               Director, FCC Receivables Corporation
                               President and Chairman of Board, Franklin/
                                  Templeton Travel, Inc.
                               Director, F.S. Capital Group
                               Director, F.S. Properties


                               Director, Franklin Agency, Inc.
                               Director, Templeton Global Investors, Inc.
                               President and Chairman of Board, T.G.H. Holdings, Ltd.
                               Director, Templeton, Galbraith & Hansberger Ltd.
                               Chairman of Board, Franklin Asset Management
                                  Systems (1982-95)
                               President & Director, Franklin Energy Corporation
                                  (1983-95)

Rupert Harris Johnson, Jr.     Executive Vice President and Director,
   President and Director         Franklin Resources, Inc.
                               Director, Templeton Worldwide, Inc.
                               Executive Vice President and Director,
                                  Franklin/Templeton Distributors, Inc.
                               Chairman of Board, Franklin Management, Inc.
                               Chairman of Board, Franklin Institutional Services
                                  Corporation
                               Executive Vice President, Senior Investment Officer
                                  and Director, Franklin Templeton Trust Company
                               Director, Franklin/Templeton Investor Services, Inc.
                               Director, Property Resources, Inc.
                               Director, Franklin Properties, Inc.
                               Director, Franklin Real Estate Management, Inc.
                               Director, Franklin Bank
                               Director, Franklin Capital Corporation
                               Director, FCC Receivables Corporation
                               Executive Vice President and Director,
                                  Franklin/Templeton Travel, Inc.
                               Director, Franklin Agency, Inc.
                               Director, Templeton Global Investors
                               President, Templeton International, Inc.
                               Vice President and Director, Franklin Asset
                                  Management Systems (1982-95)
                               Director, Franklin Energy Corporation (1983-95)

Harmon Evan Burns              Executive Vice President - Legal and Secretary,
 Executive Vice President         Franklin Resources, Inc.
                               Director, Templeton Worldwide, Inc.
                               Executive Vice President and Director, Franklin/
                                  Templeton Distributors, Inc.
                               Secretary, Franklin Management, Inc. (1980-93)
                               Director, Franklin/Templeton Investor Services, Inc.
                               Director, Franklin Institutional Services Corporation
                               Director, Franklin Templeton Trust Company
                               Director, Franklin Properties, Inc.
                               Director, Franklin Real Estate Management, Inc.
                               Director, Franklin Bank
                               Director, Franklin Capital Corporation
                               Director, FCC Receivables Corporation
                               Executive Vice President and Director, Franklin/
                                  Templeton Travel, Inc.


                               Director, F.S. Capital Group
                               Director, F.S. Properties
                               Secretary, Franklin Agency, Inc.
                               Director, Templeton Global Investors, Inc.
                               Executive Vice President and Director, Templeton/
                                  Franklin Investment Services, Inc.
                               Secretary and Treasurer, Franklin Asset Management
                                  Systems (1982-95)
                               Executive Vice President, Franklin Energy Corporation
                                  (1983-95)

Kenneth Vernon Domingues       Senior Vice President, Franklin Resources, Inc.
   Senior Vice President       Senior Vice President, Franklin/Templeton
                                  Distributors, Inc.
                               Director, F.S. Capital Group
                               Director, F.S. Properties
                               Treasurer, Franklin Asset Management Systems (1989-
                                  95)
                               Treasurer, Franklin Management, Inc. (1987-93)
                               Treasurer, Franklin Institutional Services Corporation
                                  (1991-93)
                               Treasurer, Franklin Trust Company (1989-93)

Martin Lawrence Flanagan       Senior Vice President, Chief Financial Officer and
   Senior Vice President and      Treasurer, Franklin Resources, Inc.
   Treasurer                   Executive Vice President and Director, Templeton
                                  Worldwide, Inc.
                               Treasurer, Franklin Management, Inc.
                               Senior Vice President and Treasurer, Franklin
                                  Institutional Services Corporation
                               Treasurer, Franklin Templeton Trust Company
                               Senior Vice President, Franklin/Templeton Investor
                                  Services, Inc.
                               Vice President and Chief Financial Officer, Property
                                  Resources, Inc.
                               Vice President and Chief Financial Officer, Franklin
                                  Properties, Inc.
                               Vice President and Chief Financial Officer, Franklin
                                  Real Estate Management, Inc.
                               Treasurer, Franklin Capital Corporation
                               President, FCC Receivables Corporation
                               Vice President and Treasurer, Franklin/Templeton
                                  Travel, Inc.
                               Senior Vice President, Franklin Agency, Inc.
                               President, Chief Executive Officer and Chairman of
                                  Board, Templeton Global Investors, Inc.
                               Executive Vice President, Chief Operating Officer
                                  and Director, Templeton International, Inc.
                               Director, Templeton Quantitative Advisors, Inc.
                               Director, Templeton/Franklin Investment Services, Inc.
                               Director, Templeton Funds Trust Company


                               Director and Treasurer, Templeton Funds Annuity
                                  Company
                               Executive Vice President, Chief Operating Officer and
                                  Director, Templeton Investment Counsel, Inc.
                               Director, Templeton Management Ltd.
                               Director, Templeton Investment Management (Hong
                                  Kong), Ltd.
                               Director, Templeton Investment Management
                                  (Singapore) Plc. Ltd.
                               Managing Director, Templeton Global Investors, Ltd.
                               Chairman of Board, Templeton Global Strategic
                                  Services, S.A.
                               Director, Templeton Management (Lux) S.A.
                               Executive Vice President, Chief Operating Officer and
                                  Director, T.G.H. Holdings, Ltd.
                               Director, Templeton Heritage, LTD.
                               Director, Templeton Investment Management, Ltd.
                               Director, Templeton Unit Trust Managers, Ltd.
                               Director, Templeton Holdings Ltd.
                               Director, Templeton/National Bank of Greece
                                  Management (Lux) S.A.
                               Executive Vice President and Director, Templeton,
                                  Galbraith and Hansberger Ltd. (Bahamian Corp.)
                               Senior Vice President and Treasurer, Franklin/
                                  Templeton Distributors, Inc. (1993-95)
                               Treasurer, Franklin Energy Corporation (1994-95)
                               Director, Templeton Life Assurance Ltd. (1990-94)
                               Director, Templeton Funds Management, Inc. (1992-94)
                               Director, Templeton Funds Distributor, Inc. (1992-93)
                               Director, The DAIS Group, Inc. (1990-93)
                               Vice-Chairman of Board, Templeton Global Bond
                                  Managers, Inc. (1990-93)

Edward Burton Jamieson         Portfolio Manager, Franklin Institutional Services
   Senior Vice President          Corporation

Thomas Joseph Kenny            None
   Senior Vice President and
   Director of Municipal
   Development

Leslie Michael Kratter         Vice President and Assistant Secretary, Franklin
   Secretary                      Resources, Inc.
                               Secretary, Templeton Worldwide, Inc.
                               Secretary, Franklin/Templeton Distributors, Inc.
                               Secretary, Franklin Management, Inc.
                               Vice President and Secretary, Franklin Institutional
                                  Services Corporation
                               Secretary, Franklin/Templeton Investor Services, Inc.
                               Secretary, FCC Receivables Corporation


                               President and Director, Franklin/Templeton Travel,
                                  Inc.
                               Secretary, Franklin Agency, Inc.
                               Secretary, Templeton Global Investors
                               Secretary, Templeton International, Inc.
                               Secretary, Templeton/Franklin Investment Services,
                                  Inc.
                               Secretary, Franklin Energy Corporation (1994-95)
                               Executive Vice President, International Air Service Co.
                                  Ltd. (1979-92)

Jack Henry Lemein              Employee, Franklin Resources, Inc.
   Senior Vice President       Vice President, Franklin/Templeton Distributors, Inc.
                               Vice President, Franklin Management, Inc.
                               Portfolio Manager, Franklin Institutional Services
                                  Corporation

William Jennings Lippman       Senior Vice President, Franklin Resources, Inc.
   Senior Vice President       Senior Vice President, Franklin/Templeton
                                  Distributors, Inc.
                               Senior Vice President, Franklin Management, Inc.
                               Portfolio Manager, Franklin Institutional Services
                                  Corporation

Rico Martin Wiskemann          Employee, Franklin/Templeton Distributors, Inc.
   Senior Vice President and   Senior Vice President, Franklin Management, Inc.
   Director                    Vice President, Treasurer and Director, ILA Financial
                                  Services, Inc.
                               Vice President and Director, Arizona Life Insurance
                               Company of America




     Pacific Investment Management Company ("PIMCO"), a sub-adviser of the Registrant, maintains its principal office at 840 Newport Center Drive, Suite 360, P.O. Box 6480, Newport Beach, California 92658-9030. PIMCO is a registered investment adviser under the Investment Company Act of 1940.

     Lee R. Thomas, III joined PIMCO in 1995 and is the Senior International Portfolio Manager at PIMCO. Previously he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to Investcorp, he was associated with Goldman Sachs, where he was an Executive Director in the fixed income division of their London office.

     Each of the individuals named below is a Managing Director of PIMCO and has the affiliations indicated:

Name and Position:                 Other Affiliations:

William H. Gross, CFA              None
  Senior Fixed Income Portfolio
  Manager

David H. Edington                  None
  Senior Fixed Income Portfolio
  Manager

John L. Hague                      None
  Senior Fixed Income Portfolio
  Manager

Brent R. Harris, CFA               None
  Director of Marketing

Dean S. Meiling, CFA               None
  Account Manager

James F. Muzzy, CFA                None
  Account Manager

William F. Podlich, III            None

William C. Powers                  None
  Senior Fixed Income Portfolio
  Manager

Frank B. Rabinovitch               None
  Senior Fixed Income Portfolio
  Manager

William S. Thompson                Director, Spieker Properties Inc.
  Chief Executive Officer

     Hotchkis & Wiley ("Hotchkis"), a sub-adviser of the Registrant, maintains its principal office at 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017. Hotchkis is a registered investment adviser founded in 1980. Susan Ketterer, Vice President, will be responsible for the daily management of international equity securities of the Registrant. Ms. Ketterer manages international equity accounts and is also responsible for international investment research. She serves on the Investment Policy Committee at Hotchkis. Prior to joining Hotchkis, Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

     Each of the individuals named below is a Managing Director and general partner of Hotchkis and has the affiliations indicated:

Name and Position:       Other Affiliations:

Gail L. Bardin           None
  Portfolio Manager

Michael F. Baxter        None
  Portfolio Manager

George H. Davis, Jr.     None
  Portfolio Manager

Dr. Roger DeBard         Executive Vice President, Hotchkis and Wiley Funds
  Portfolio Manager

John F. Hotchkis         Trustee, Hotchkis and Wiley Funds
  Portfolio Manager      Governor, The Music Center
                         Director and Treasurer, The Music Center Foundation
                         Director, Los Angeles World Affairs Council
                         Director, Los Angeles Philharmonic Orchestra
                         Director, Big Brothers of Greater Los Angeles
                         Director, Executive Service Corps of Southern
                          California
                         Director, KCET
                         Trustee, The Lawrenceville School
                         Trustee, Robert Louis Stevenson School
                         Director, Fountainhead Water Company, Inc.

George Wiley             Trustee, Hotchkis and Wiley Funds
  Portfolio Manager



     Miller Anderson & Sherrerd, LLP ("MAS"), a sub-adviser of the Registrant, maintains its principal office at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS has been a registered investment adviser under the Investment Company Act of 1940 since 1974. MAS serves as the Fund Administrator for the MAS Funds and is also the parent company of MAS Fund Distribution, Inc. ("MASDI"), a registered limited purpose broker-dealer that was formed in 1992 solely to distribute shares of the MAS Funds. All registered representatives of MASDI are also employees of MAS. MAS Fixed Income Partnership I, L.P. ("MAS I") and MAS Fixed Income Partnership II, L.P. ("MAS II") are investment partnerships established by MAS. MAS has established MAS Fixed Income I, L.L.C., MAS Fixed Income II, L.L.C., MAS Management, Inc., and MAS Investors I, LLP to administer and manage the investment partnerships. MAS also participates in a joint venture with LTCB Capital Markets, Inc. that owns LTCB-MAS Investment Management, Inc., a registered investment company.

     The primary portfolio managers for MAS's Value Portfolio are A. Morris Williams, Jr., CFA and Robert J. Marcin, CFA. Richard M. Behler is the most recent addition to the value team. All other members of the MAS equity investment management department serve as analyst resources for the value team in the management of the portfolio while maintaining responsibility for other MAS equity related portfolios. Each of the individuals named below is a member of the MAS equity investment management team and has the affiliations indicated:

Name:                            Other Affiliations:

A. Morris Williams, Jr., CFA     See below

Dean Williams                    See below

Gary G. Schlarbaum, CFA          See below

Arden C. Armstrong, CFA          See below

Nicholas J. Kovich, CFA          See below

Robert J. Marcin, CFA            See below

Horacio A. Valeiras, CFA         See below

Richard M. Behler                Moore Capital Management, Portfolio Manager,
 Equity Portfolio Manager           1992-95

Timothy G. Connors, CFA          CoreStates Investment Advisers, 1980-94
 Equity Portfolio Manager           Senior Vice President and Managing Director, 1986

Boykin Curry                     None
 International Equity Analyst

Bradley S. Daniels, CFA          None
 Equity Portfolio Manager

Hassan Elmasry                   Mitchell Hutchins Asset Management, 1987-95
 International Equity Portfolio     First Vice President & International Equity
 Manager                            Portfolio Manager, 1989-95
                                 Family Support Center of Brooklyn, Board Member

Gary D. Hanbold, CFA             Wood, Struthers & Winthrop, 1986-93
  Equity Portfolio Manager          Portfolio Manager, 1989-93
                                    Senior Vice President, 1993

James Jolinger                  Oppenheimer Capital, Equity Analyst, 1987-94
  Equity Analyst                    Assistant Vice President, 1992-94
                                    Vice President, 1994

Abbi Y. Kanitkar                Newbold's Asset Management, 1993
  Equity Analyst                    Investment Analyst - International Banks

James M. Oiness                 None
  International Equity Analyst

     Each of the individuals named below is a partner of MAS and has the affiliations indicated:


Name:                           Other Affiliations:

A. Morris Williams, Jr., CFA    C.A.R.E. Council of Trustees
                                Duke University, Trustee
                                The Salvation Army Advisory Board of Greater
                                   Philadelphia
                                Philadelphia Scholars Fund Advisory Committee,
                                   Chairman
                                Philadelphia Schools Collaborative, Board of Directors

Richard B. Worley               University of Pennsylvania, Trustee
                                Medical Center of the University of Pennsylvania,
                                   Trustee
                                Pennsylvania Academy of Fine Arts, Trustee

Thomas L. Bennett, CFA          MAS Funds, Chairman

Robert L. Hagin                 Society of Quantitative Analysts, Advisory Board

T. Dean Williams                International Society of Financial Analysts, Board of
                                   Governors
                                Shanghai Dazhong Co., Director

Kenneth B. Dunn                 Journal of Fixed Income, Associate Editor
                                Institute for the Study of Security Markets, Board
                                   of Directors

Ellen D. Harvey, CFA            St. Timothy's School, Trustee, 1985-94
                                   Investment Chairman
                                Bryn Mawr Rehabilitation Hospital, Trustee
                                Main Line Health System, Trustee
                                Owosso Corporation, Director

Gary G. Schlarbaum, CFA         Coe College, Trustee

James D. Schmid                 None
  Manager, Service Core &
  Administration

Arden C. Armstrong, CFA         American Friends Service Committee, Investment
                                   Committee
                                Wharton Fellow's Fund, Board of Overseers

Stephen F. Esser, CFA           None

J. David Germany                None



Nicholas J. Kovich              None

Robert J. Marcin, CFA           None

Mary Ann Milias                 Financial Executives Institute, Education Committee
                                California Pacific Medical Center Foundation,
                                   Director
                                Schools of the Sacred Heart, Trustee
                                Sisters of the Presentation - Investment Advisory
                                   Committee
                                Marin Community Foundation - Investment Advisory
                                   Committee

Scott F. Richard                Journal of Portfolio Management, Associate Editor
                                Journal of Fixed Income, Associate Editor

Horacio A. Valeiras, CFA        None


Glenn E. Becker                 Germantown Academy, Education Committee
                                The Salvation Army Advisory Board of Greater
                                   Philadelphia
                                Philadelphia Leadership Foundation, Director


Steven K. Kreider, CFA          Lehigh University, Investment Committee


Item 29.  Principal Underwriters.

     (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio, and U.S. Treasury Reserves Portfolio.

     (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.

Item 30.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

   NAME                                                ADDRESS

   The Landmark Funds Broker-Dealer  Services, Inc.    6 St. James Avenue
   (distributor)                                       Boston, MA  02116


   Investors Bank & Trust Company                      One Lincoln Plaza
   (custodian)                                         Boston, MA 02111

   State Street Bank and Trust Company                 1776 Heritage Drive
   (transfer agent)                                    North Quincy, MA 02171

   Citibank, N.A.                                      153 East 53rd Street
   (investment manager)                                New York, NY 10043


Item 31.  Management Services.

     Not applicable.

Item 32.  Undertakings.


     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement, containing reasonably current financial statements that need not be certified, within four to six months following the commencement of operations of the Funds.

     (b) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trust's Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares, and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus of CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelect SM Folio 400 and CitiSelect SM Folio 500 is delivered with a copy of its latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of February, 1996.

                                LANDMARK FUNDS I

                                By: Philip W. Coolidge
                                    Philip W. Coolidge
                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on February 14, 1996.


           Signature                         Title


 Philip W. Coolidge               President, Principal Executive Officer
 Philip W. Coolidge               and Trustee

 John R. Elder                    Principal Financial Officer and Principal
 John R. Elder                    Accounting Officer

 H.B. Alvord*                     Trustee
 H.B. Alvord

 Riley C. Gilley*                 Trustee
 Riley C. Gilley

 Diana R. Harrington*             Trustee
 Diana R. Harrington

 Susan B. Kerley*                 Trustee
 Susan B. Kerley

 C. Oscar Morong, Jr.*            Trustee
 C. Oscar Morong, Jr.

 Donald B. Otis*                  Trustee
 Donald B. Otis

 E. Kirby Warren*                 Trustee
 Kirby Warren

 William S. Woods, Jr.*           Trustee
 William S. Woods, Jr.

*By:Philip W. Coolidge
    Philip W. Coolidge
    Executed by Philip W.
    Coolidge on behalf of those
    indicated pursuant to
    Powers of Attorney.

                                   SIGNATURES

     Asset Allocation Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds I to be signed on its behalf by the undersigned, thereunto duly authorized, in George Town, Grand Cayman, Cayman Islands, BWI on the 14th day of February, 1996.

                              ASSET ALLOCATION PORTFOLIOS


                              By: Susan Jakuboski
                                  Susan Jakuboski
                                  Assistant Treasurer

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds I has been signed by the following persons in the capacities indicated on February 14, 1996.

           Signature                        Title

Philip W. Coolidge*             President, Principal Executive Officer
Philip W. Coolidge              and Trustee

John R. Elder*                  Principal Accounting and Financial Officer
John R. Elder

Elliott J. Berv*                Trustee
Elliott J. Berv

Mark T. Finn*                   Trustee
Mark T. Finn

Walter E. Robb, III*            Trustee
Walter E. Robb, III

*By: Susan Jakuboski
     Susan Jakuboski
     Executed by Susan
     Jakuboski on behalf of
     those indicated pursuant
     to Powers of Attorney.

                                 EXHIBIT INDEX

5(b)    Form of Sub-Management Agreement
25      Powers of Attorney